UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06650

Lord Abbett Research Fund, Inc.
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ			07302
(Address of principal executive offices)			(Zip code)

Christina T. Simmons, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	11/30

Date of reporting period:	May 31, 2007

Item 1:               Report to Shareholders.

2007

LORD ABBETT SEMIANNUAL REPORT

Lord Abbett

Large Cap Core Fund

Small Cap Value Fund

For the six-month period ended May 31, 2007

Lord Abbett Research Fund
Lord Abbett Large Cap Core Fund and
Lord Abbett Small Cap Value Fund

Semiannual Report

For the six-month period ended May 31, 2007

Dear Shareholders: We are pleased to provide you with this overview of the Lord Abbett Large Cap Core Fund's and the Lord Abbett Small Cap Value Fund's performance for the six-month period ended May 31, 2007. On this page and the following pages, we discuss the major factors that influenced performance. For detailed and more timely information about the Funds, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries by the Funds' portfolio managers.

General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a newsletter accompanying your quarterly account statements. We also encourage you to call Lord Abbett at 888-522-2388 and speak to one of our professionals if you would like more information.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Q: What were the overall market conditions during the six-month period ended May 31, 2007?

A: Supported by improving macro fundamentals and a dwindling supply of equity shares outstanding, the equity markets surged during the six months ended May 31, 2007, returning more than 10% based on the S&P Composite 1500® Index1 (on a total return basis). A brief, but sharp, sell-off in February erased about three months' worth of gains; however, the stock market sprang back, returning more than 9% based on the S&P Composite 1500

Index (including the reinvestment of dividends) between March and May. Both the Dow Jones Industrial Average2 and S&P 500® Index3 reached record levels. Providing liquidity to the stock market was a bevy of mergers and acquisitions, private equity deals, and share buybacks, which cumulatively left investors with fewer shares of public companies to own. With demand up and supply down, share prices rallied.

The positive macro backdrop included stable to moderating inflation (excluding food and energy), near record levels (for the period) of disposable income (adjusted for inflation), resurgent orders for nondefense capital good orders, and broad improvement in the manufacturing sector of the economy. The yield on 10-year Treasury bonds climbed by approximately 40 basis points.

Though returns in the equity market were broad, companies with mid to small capitalizations outperformed those companies with large to mega capitalizations. In fact, shares of growth-oriented small and mid cap companies led all other styles of investing. In the large cap category, value continued its dominance over growth. At the sector level, the top three performers were telecommunications, materials, and utilities. The underachieving sectors were financials and consumer discretionary.

Lord Abbett Large Cap Core Fund

Q: How did the Large Cap Core Fund perform during the six-month period ended May 31, 2007?

A: The Fund returned 10.1%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared with its benchmark, the Russell 1000® Index,4 which returned 10.7% over the same period.

Q: What were the most significant factors affecting performance?

A: The worst detractor from the Fund's relative performance was the utilities sector, followed by the materials and processing sector and the other energy sector (owing to an underweight position); this sector includes oil service companies, as well as smaller exploration and production companies, and independent refiners.

Among the individual holdings that detracted from the Fund's performance were technology holding Advanced Micro Devices, Inc. (the Fund's number-one detractor), a supplier of integrated circuits for the personal and networked computer and communications markets; materials and processing holdings Newmont Mining Corp. and Barrick Gold Corp., both gold mining companies; and consumer discretionary holdings Electronic Arts Inc., a developer of interactive entertainment software worldwide for video game systems, personal computers, and the Internet, and Best Buy Co., Inc., a retailer of consumer electronics, personal computers, software, and appliances.

The healthcare sector was the strongest contributor to the Fund's performance relative to its benchmark for the six-month period, followed by the financial services sector (owing to an underweight position) and the technology sector.

Among the individual holdings that contributed to the Fund's performance were materials and processing holding Monsanto Co. (the Fund's number-one contributor), a provider of technology-based solutions and agricultural products for growers and downstream customers in the agricultural markets; healthcare holdings Medco Health Solutions, Inc., a pharmacy benefit manager, and CVS Caremark Corp., an operator of a chain of drugstores; utilities holding AT&T, Inc., a communications services provider; and consumer staples holding The Kroger Co., an operator of supermarkets and convenience stores.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett Small Cap Value Fund

Q: How did the Small Cap Value Fund perform during the six-month period ended May 31, 2007?

A: The Fund returned 9.2%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to its benchmark, the Russell 2000® Value Index,5 which returned 7.2% over the same period.

Q: What were the most significant factors affecting performance?

A: The financial services sector was the greatest contributor (owing to an underweight position) to the Fund's performance relative to its benchmark for the six-month period, followed by the producer durables sector and the technology sector.

Among the individual holdings that contributed to the Fund's performance were technology holding Anixter International, Inc. (the Fund's number-one contributor), a distributor of communications and specialty wire and cable products; producer durables holding Curtiss-Wright Corp., a manufacturer of precision components and systems; and three materials and processing sector holdings: The Shaw Group Inc., a provider of engineering and construction services serving the energy and environmental infrastructure market; Quanex Corp., a maker of specialized metal products made from carbon and alloy steel and aluminum; and Hexcel Corp., a developer of reinforcement products, composite materials and engineered products.

The utilities sector was the worst detractor from the Fund's relative performance, followed by the consumer staples sector and the consumer discretionary sector (owing to an underweight position).

Among the individual holdings that detracted from the Fund's performance were materials and processing holding Rogers Corp. (the Fund's number-one detractor), a manufacturer of specialty materials and components for applications in the communications, computer, imaging, consumer, and transportation markets; utilities holdings Avista Corp., an energy company that distributes electric and natural gas, and IDACORP Inc., an electric utility and energy marketing company; technology holding Plexus Corp., a provider of a variety of product development and project realization services; and healthcare holding Kensey Nash Corp., a developer of a line of absorbable medical devices.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

A prospectus contains important information about a fund, including its investment objectives, risks, charges, and ongoing expenses, which an investor should carefully consider before investing. To obtain a prospectus on any Lord Abbett mutual fund, please contact your investment professional or Lord Abbett Distributor LLC at 888-522-2388 or visit our Website at www.lordabbett.com. Read the prospectus carefully before investing.

1  The S&P Composite 1500® Index combines the S&P 500®, S&P 400® (an index of mid-cap companies), and S&P SmallCap 600® to create a broad market portfolio representing 90% of U.S. equities.

2  The Dow Jones Industrial Average (DJIA) is an unmanaged index of common stocks comprised of major industrial companies and assumes the reinvestment of dividends and capital gains.

3  The S&P 500® Index is widely regarded as the standard for measuring large cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.

4  The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

5  The Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Funds will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month-end by calling Lord Abbett at 888-522-2388 or referring to our Website at www.lordabbett.com.

Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Funds offer additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see each Fund's prospectus.

The views of each Fund's management and the portfolio holdings described in this report are as of May 31, 2007; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or each Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

Note for Large Cap Core Fund: During certain periods shown, expense reimbursements were in place. Without such expense reimbursements, the Fund's returns would have been lower.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Funds, please see each Fund's prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks including possible loss of principal amount invested.

Expense Examples

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2006 through May 31, 2007).

Actual Expenses

For each class of each Fund, the first line of the applicable table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 12/1/06 – 5/31/07" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the applicable table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Large Cap Core Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/06	5/31/07	12/1/06 – 5/31/07
Class A
Actual	$1,000.00	$1,101.40	$6.76
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.50	$6.49
Class B
Actual	$1,000.00	$1,097.40	$10.14
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.25	$9.75
Class C
Actual	$1,000.00	$1,097.70	$10.15
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.26	$9.75
Class P
Actual	$1,000.00	$1,100.70	$7.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.00	$6.99
Class Y
Actual	$1,000.00	$1,102.90	$4.93
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.24	$4.73

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.29% for Class A, 1.94% for Classes B and C, 1.39% for Class P and 0.94% for Class Y) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2007

Sector*	%**
Auto & Transportation	0.63%
Consumer Discretionary	13.56%
Consumer Staples	12.97%
Financial Services	13.57%
Healthcare	18.22%
Integrated Oils	3.68%
Materials & Processing	4.68%
Other	2.80%
Other Energy	2.32%
Producer Durables	5.94%
Technology	11.89%
Utilities	9.03%
Short-Term Investment	0.71%
Total	100.00%

  *  A sector may comprise several industries.
**  Represents percent of total investments.

Small Cap Value Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/06	5/31/07	12/1/06 – 5/31/07
Class A
Actual	$1,000.00	$1,092.10	$6.36
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.82	$6.14
Class B
Actual	$1,000.00	$1,088.60	$10.05
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.32	$9.70
Class C
Actual	$1,000.00	$1,088.40	$10.05
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.32	$9.70
Class P
Actual	$1,000.00	$1,091.40	$7.20
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.07	$6.94
Class Y
Actual	$1,000.00	$1,093.70	$4.80
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.32	$4.63

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.22% for Class A, 1.93% for Classes B and C, 1.38% for Class P and 0.92% for Class Y) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2007

Sector*	%**
Auto & Transportation	6.22%
Consumer Discretionary	8.21%
Consumer Staples	1.23%
Financial Services	13.78%
Healthcare	3.65%
Materials & Processing	22.39%
Other	2.85%
Other Energy	6.02%
Producer Durables	7.92%
Technology	15.12%
Utilities	9.61%
Short-Term Investment	3.00%
Total	100.00%

  *  A sector may comprise several industries.
**  Represents percent of total investments.

Schedule of Investments (unaudited)

LARGE CAP CORE FUND May 31, 2007

Investments	Shares	Value (000)
COMMON STOCKS 99.24%
Aerospace 3.24%
Boeing Co. (The)	144,900	$14,576
Lockheed Martin Corp.	140,357	13,769
United Technologies Corp.	125,700	8,868
Total		37,213
Agriculture, Fishing & Ranching 2.19%
Monsanto Co.	407,662	25,112
Banks 6.15%
Bank of America Corp.	242,348	12,290
Bank of New York Co., Inc. (The)	413,100	16,755
JPMorgan Chase & Co.	202,528	10,497
Marshall & Ilsley Corp. (The)	19,800	950
PNC Financial Services Group, Inc. (The)	59,800	4,413
SunTrust Banks, Inc.	58,100	5,188
U.S. Bancorp	102,500	3,544
Wachovia Corp.	139,100	7,538
Wells Fargo & Co.	259,100	9,351
Total		70,526
Beverage: Brewers 0.37%
Anheuser-Busch Companies, Inc.	80,200	4,278
Beverage: Soft Drinks 2.36%
Coca-Cola Co. (The)	295,600	15,664
PepsiCo, Inc.	166,500	11,377
Total		27,041
Biotechnology Research & Production 3.93%
Baxter International, Inc.	194,987	11,083
Celgene Corp.*	177,800	10,889
Genentech, Inc.*	52,000	4,148
Genzyme Corp.*	129,700	8,368
ImClone Systems, Inc.*	255,278	10,548
Total		45,036

Investments	Shares	Value (000)
Chemicals 0.82%
Praxair, Inc.	137,800	$9,383
Communications & Media 0.34%
Time Warner, Inc.	182,800	3,906
Communications Technology 4.21%
Cisco Systems, Inc.*	433,600	11,673
Corning, Inc.*	740,300	18,507
QUALCOMM Inc.	422,200	18,133
Total		48,313
Computer Services, Software & Systems 2.72%
Microsoft Corp.	525,100	16,105
Oracle Corp.*	590,300	11,440
Symantec Corp.*	183,500	3,668
Total		31,213
Computer Technology 1.91%
Hewlett-Packard Co.	197,313	9,019
International Business Machines Corp.	73,000	7,782
NVIDIA Corp.*	147,800	5,124
Total		21,925
Consumer Electronics 3.31%
Activision, Inc.*	1,078,452	21,343
Electronic Arts Inc.*	201,500	9,847
Yahoo! Inc.*	235,500	6,759
Total		37,949
Consumer Products 0.25%
Kimberly-Clark Corp.	39,800	2,824
Copper 0.14%
Freeport-McMoRan Copper & Gold, Inc.	19,765	1,556
Diversified Financial Services 3.38%
American Express Co.	57,000	3,704
Citigroup, Inc.	282,300	15,383

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

LARGE CAP CORE FUND May 31, 2007

Investments	Shares	Value (000)
Diversified Financial Services (continued)
MetLife, Inc.	82,500	$5,610
Morgan Stanley	165,500	14,074
Total		38,771
Drug & Grocery Store Chains 1.80%
Kroger Co. (The)	606,700	18,395
Walgreen Co.	51,100	2,306
Total		20,701
Drugs & Pharmaceuticals 8.37%
Abbott Laboratories	287,000	16,173
Amylin Pharmaceuticals, Inc.*	66,900	3,094
Bristol-Myers Squibb Co.	203,500	6,168
Gilead Sciences, Inc.*	215,812	17,863
Johnson & Johnson	136,100	8,611
Merck & Co., Inc.	202,100	10,600
Novartis AG ADR	140,826	7,912
Pfizer Inc.	275,600	7,576
Wyeth	311,500	18,017
Total		96,014
Electrical Equipment & Components 1.02%
Emerson Electric Co.	241,134	11,683
Electronics: Medical Systems 1.26%
Medtronic, Inc.	272,800	14,505
Electronics: Semi-Conductors/Components 2.06%
Advanced Micro Devices, Inc.*	163,400	2,332
Intel Corp.	547,100	12,129
Texas Instruments, Inc.	260,400	9,208
Total		23,669
Electronics: Technology 1.82%
General Dynamics Corp.	140,454	11,270
Raytheon Co.	172,200	9,574
Total		20,844

Investments	Shares	Value (000)
Energy: Miscellaneous 0.41%
Valero Energy Corp.	62,800	$4,686
Engineering & Contracting Services 0.21%
Fluor Corp.	23,064	2,401
Entertainment 1.07%
DreamWorks Animation SKG, Inc.*	189,900	5,674
Walt Disney Co. (The)	186,337	6,604
Total		12,278
Financial: Miscellaneous 1.19%
Fannie Mae	115,600	7,389
Freddie Mac	94,100	6,285
Total		13,674
Foods 3.18%
Campbell Soup Co.	221,895	8,809
Kellogg Co.	141,500	7,638
Kraft Foods, Inc. Class A	591,800	20,027
Total		36,474
Gold 1.32%
Barrick Gold Corp. (Canada)(a)	357,500	10,414
Newmont Mining Corp.	116,500	4,739
Total		15,153
Health & Personal Care 3.16%
CVS Caremark Corp.	459,848	17,722
Express Scripts, Inc.*	117,500	11,997
Medco Health Solutions, Inc.*	84,451	6,567
Total		36,286
Healthcare Facilities 0.36%
Quest Diagnostics, Inc.	85,156	4,174
Healthcare Management Services 0.53%
Sierra Health Services, Inc.*	146,000	6,085

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

LARGE CAP CORE FUND May 31, 2007

Investments	Shares	Value (000)
Identification Control & Filter Devices 0.55%
Agilent Technologies, Inc.*	164,100	$6,264
Insurance: Multi-Line 2.34%
American International Group, Inc.	200,392	14,496
Hartford Financial Services Group, Inc. (The)	120,000	12,381
Total		26,877
Insurance: Property-Casualty 0.50%
XL Capital Ltd. Class A (Bermuda)(a)	70,500	5,750
Jewelry, Watches & Gemstones 0.50%
Tiffany & Co.	109,100	5,735
Machinery: Construction & Handling 0.30%
Caterpillar Inc.	43,600	3,426
Machinery: Oil Well Equipment & Services 1.74%
Baker Hughes, Inc.	77,543	6,396
Schlumberger Ltd. (Netherlands Antilles)(a)	174,600	13,596
Total		19,992
Medical & Dental Instruments & Supplies 0.59%
St. Jude Medical, Inc.*	158,500	6,766
Miscellaneous: Consumer Staples 1.04%
Diageo plc ADR	139,181	11,885
Multi-Sector Companies 2.80%
General Electric Co.	684,200	25,712
Honeywell International, Inc.	111,400	6,451
Total		32,163

Investments	Shares	Value (000)
Oil: Crude Producers 0.16%
XTO Energy, Inc.	32,600	$1,891
Oil: Integrated Domestic 0.43%
ConocoPhillips	64,200	4,971
Oil: Integrated International 3.25%
Chevron Corp.	150,500	12,264
ExxonMobil Corp.	300,515	24,994
Total		37,258
Retail 6.24%
Best Buy Co., Inc.	163,700	7,905
Federated Department Stores, Inc.	143,700	5,738
GameStop Corp. Class A*	455,200	16,833
Home Depot, Inc. (The)	12,500	486
Kohl's Corp.*	155,100	11,682
Target Corp.	196,800	12,286
Wal-Mart Stores, Inc.	348,800	16,603
Total		71,533
Soaps & Household Chemicals 4.22%
Colgate-Palmolive Co.	271,900	18,206
Procter & Gamble Co. (The)	474,932	30,182
Total		48,388
Textiles Apparel Manufacturers 1.85%
Coach, Inc.*	297,644	15,287
Polo Ralph Lauren Corp.	60,500	5,901
Total		21,188
Transportation: Miscellaneous 0.63%
United Parcel Service, Inc. Class B	99,900	7,190
Utilities: Cable TV & Radio 1.64%
Comcast Corp. Class A*	693,760	18,856

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

LARGE CAP CORE FUND May 31, 2007

Investments	Shares	Value (000)
Utilities: Electrical 4.50%
Dominion Resources, Inc.	122,600	$10,861
FPL Group, Inc.	213,832	13,670
PG&E Corp.	240,217	11,833
Progress Energy, Inc.	136,700	6,848
Southern Co. (The)	233,600	8,412
Total		51,624
Utilities: Telecommunications 2.88%
AT&T Inc.	644,702	26,652
Sprint Nextel Corp.	94,890	2,168
Verizon Communications, Inc.	97,600	4,249
Total		33,069
Total Common Stocks (cost $934,195,341)		1,138,499

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 0.71%
Repurchase Agreement
Repurchase Agreement dated 5/31/2007, 4.70% due 6/1/2007 with State Street Bank & Trust Co. collateralized by $8,570,000 of Federal Home Loan Bank at 4.875% due 5/17/2017; value: $8,323,184; proceeds: $8,158,581 (cost $8,157,516)	$8,158	$8,158
Total Investments in Securities 99.95% (cost $942,352,857)		1,146,657
Other Assets in Excess of Liabilities 0.05%		589
Net Assets 100.00%		$1,147,246

ADR  American Depositary Receipt.

  *  Non-income producing security.

  (a)  Foreign security traded in U.S. dollars.

See Notes to Financial Statements.

Schedule of Investments (unaudited)

SMALL CAP VALUE FUND May 31, 2007

Investments	Shares	Value (000)
COMMON STOCKS 96.55%
Aerospace 4.00%
Curtiss-Wright Corp.(b)	2,640,045	$118,987
Moog Inc. Class A*	881,962	37,977
Teledyne Technologies, Inc.*	332,400	15,317
Total		172,281
Air Transportation 2.33%
AAR Corp.*	1,461,400	47,496
Bristow Group, Inc.*	1,071,060	52,760
Total		100,256
Aluminum 0.27%
Kaiser Aluminum Corp.*	150,412	11,469
Auto Parts: After Market 0.42%
Commercial Vehicle Group, Inc.*	940,600	18,238
Banks 4.32%
Alabama National BanCorp.	741,229	46,549
Cullen/Frost Bankers, Inc.	1,000,800	53,212
First Midwest Bancorp, Inc.	934,100	34,366
Provident Bankshares Corp.	496,800	16,618
Signature Bank*	491,800	16,352
United Community Banks, Inc.	330,000	10,029
West Coast Bancorp	276,800	8,545
Total		185,671
Biotechnology Research & Production 0.39%
Kensey Nash Corp.*(b)	723,240	16,873
Building: Heating & Plumbing 0.21%
Interline Brands, Inc.*	360,000	8,813

Investments	Shares	Value (000)
Building: Materials 1.95%
LSI Industries, Inc.(b)	1,174,229	$17,919
NCI Building Systems, Inc.*(b)	1,285,029	66,063
Total		83,982
Building: Miscellaneous 0.34%
Comfort Systems USA, Inc.	1,057,348	14,803
Chemicals 0.76%
Arch Chemicals, Inc.	196,276	6,901
Cabot Microelectronics Corp.*	765,000	25,597
Total		32,498
Communications Technology 5.69%
Anaren, Inc.*(b)	1,929,446	33,688
Anixter International Inc.*(b)	2,420,005	178,742
Comtech Telecommunications Corp.*	717,777	32,135
Total		244,565
Computer Services, Software & Systems 1.92%
American Reprographics Co.*	728,900	22,450
Macrovision Corp.*	1,856,778	51,897
Mercury Computer Systems, Inc.*	632,765	8,239
Total		82,586
Computer Technology 1.25%
Intermec, Inc.*	2,188,925	53,848
Consumer Products 0.00%
Matthews International Corp. Class A	2,100	93

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SMALL CAP VALUE FUND May 31, 2007

Investments	Shares	Value (000)
Containers & Packaging: Metal & Glass 0.78%
AptarGroup, Inc.	896,000	$33,654
Diversified Manufacturing 6.51%
Barnes Group Inc.	1,151,300	33,952
Brady Corp.	1,515,329	56,279
CLARCOR, Inc.	641,556	21,441
Hexcel Corp.*(b)	4,980,429	115,197
Koppers Holdings, Inc.	946,750	30,457
Olin Corp.	1,115,000	22,568
Total		279,894
Drug & Grocery Store Chains 1.22%
Casey's General Stores, Inc.	778,600	21,030
Ruddick Corp.	537,086	16,805
Susser Holdings Corp.*(b)	985,828	14,817
Total		52,652
Drugs & Pharmaceuticals 0.58%
Salix Pharmaceuticals, Ltd.*	1,884,200	25,041
Electrical & Electronics 0.90%
Plexus Corp.*	1,761,800	38,777
Electrical Equipment & Components 2.07%
AMETEK, Inc.	619,350	23,374
Baldor Electric Co.	1,065,900	49,436
Genlyte Group Inc. (The)*	187,669	16,350
Total		89,160
Electronics 1.48%
FLIR Systems, Inc.*	1,480,600	61,238
Methode Electronics, Inc.	167,375	2,524
Total		63,762
Electronics: Instruments, Gauges & Meters 0.07%
Keithley Instruments, Inc.	221,393	2,938

Investments	Shares	Value (000)
Electronics: Medical Systems 0.43%
Greatbatch, Inc.*	611,700	$18,375
Electronics: Semi-Conductors/ Components 2.26%
ANADIGICS, Inc.*(b)	3,934,420	49,534
Microsemi Corp.*	2,070,914	47,735
Total		97,269
Electronics: Technology 1.55%
Coherent, Inc.*	521,275	16,170
EDO Corp.	160,800	5,398
ScanSource, Inc.*(b)	1,557,717	45,143
Total		66,711
Engineering & Contracting Services 1.26%
URS Corp.*	1,076,000	54,101
Financial Data Processing Services & Systems 0.91%
Jack Henry & Assoc., Inc.	1,040,000	27,508
Solera Holdings Inc.*	664,900	11,736
Total		39,244
Financial: Miscellaneous 1.53%
Financial Federal Corp.(b)	2,425,591	65,952
Forest Products 0.65%
Universal Forest Products, Inc.	578,874	27,832
Health & Personal Care 0.66%
Amedisys, Inc.*	446,682	16,661
Symbion, Inc.*	533,700	11,678
Total		28,339
Healthcare Management Services 0.47%
Sierra Health Services, Inc.*	480,000	20,006
Household Furnishings 0.17%
Ethan Allen Interiors, Inc.	200,075	7,265

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SMALL CAP VALUE FUND May 31, 2007

Investments	Shares	Value (000)
Identification Control & Filter Devices 0.98%
IDEX Corp.	609,975	$22,996
Mine Safety Appliance Co.	442,457	19,026
Total		42,022
Insurance: Property-Casualty 2.40%
IPC Holdings, Ltd. (Bermuda)(a)	731,728	22,830
Max Capital Group Ltd. (Bermuda)(a)	830,000	23,580
Navigators Group, Inc. (The)*	495,535	24,534
RLI Corp.	370,025	21,258
Selective Insurance Group, Inc.	400,376	10,958
Total		103,160
Jewelry, Watches & Gemstones 0.58%
Fossil, Inc.*	803,482	25,077
Machinery: Industrial/Specialty 0.76%
Nordson Corp.	447,758	23,279
Woodward Governor Co.	173,329	9,575
Total		32,854
Machinery: Oil Well Equipment & Services 4.41%
CARBO Ceramics Inc.	920,698	40,879
Hanover Compressor Co.*	3,215,020	80,375
NATCO Group Inc. Class A*	134,822	5,799
Oil States International, Inc.*	1,045,000	40,682
Superior Energy Services, Inc.*	543,998	21,847
Total		189,582

Investments	Shares	Value (000)
Medical & Dental Instruments & Supplies 1.11%
Abaxis, Inc.*(b)	1,070,381	$24,501
Arrow International, Inc.	467,822	17,964
CONMED Corp.*	162,151	5,077
Total		47,542
Metal Fabricating 6.72%
Kaydon Corp.	989,000	47,719
Quanex Corp.(b)	2,700,050	129,440
Shaw Group Inc. (The)*	2,766,600	111,937
Total		289,096
Metals & Minerals Miscellaneous 0.62%
A.M. Castle & Co.	141,337	5,229
AMCOL International, Corp.	868,798	21,607
Total		26,836
Miscellaneous: Materials & Processing 1.62%
Rogers Corp.*(b)	1,735,035	69,818
Multi-Sector Companies 2.84%
Carlisle Cos., Inc.	1,700,070	75,058
Kaman Corp.	449,613	13,210
Trinity Industries, Inc.	734,895	33,930
Total		122,198
Oil: Crude Producers 1.58%
Forest Oil Corp.*	745,000	30,240
Petrohawk Energy Corp.*	2,319,400	37,806
Total		68,046
Paper 0.20%
Albany International Corp. Class A	223,000	8,724
Publishing: Miscellaneous 0.11%
Courier Corp.	118,221	4,752

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SMALL CAP VALUE FUND May 31, 2007

Investments	Shares	Value (000)
Railroad Equipment 0.17%
Wabtec Corp.	185,000	$7,245
Railroads 0.61%
Genesee & Wyoming, Inc. Class A*	800,075	26,026
Real Estate Investment Trusts 1.19%
BioMed Realty Trust, Inc.	1,003,400	28,156
DiamondRock Hospitality Co.	1,094,800	22,925
Total		51,081
Rental & Leasing Services: Commercial 2.81%
GATX Financial Corp.	1,225,000	63,026
Williams Scotsman International, Inc.*(b)	2,523,484	57,939
Total		120,965
Restaurants 2.95%
Benihana, Inc. Class A*	326,201	10,546
Cheesecake Factory, Inc. (The)*	598,388	16,887
RARE Hospitality International, Inc.*	1,090,088	31,656
Ruby Tuesday, Inc.	2,465,500	67,974
Total		127,063
Retail 2.07%
Gaiam, Inc. Class A*	730,232	11,771
Pantry, Inc. (The)*	494,027	21,520
Rush Enterprises, Inc. Class A*(b)	1,206,231	29,565
Sonic Automotive, Inc. Class A	847,489	26,382
Total		89,238
Savings & Loan 0.56%
KNBT Bancorp, Inc.	507,970	7,706
Webster Financial Corp.	360,000	16,196
Total		23,902

Investments	Shares	Value (000)
Services: Commercial 1.42%
Rollins, Inc.	1,079,820	$24,933
Waste Connections, Inc.*	1,170,518	36,075
Total		61,008
Shipping 1.43%
American Commercial Lines Inc.*	914,448	28,979
Kirby Corp.*	812,600	32,520
Total		61,499
Steel 0.40%
Carpenter Technology Corp.	129,940	17,226
Textiles Apparel Manufacturers 0.46%
Quiksilver, Inc.*	1,413,600	19,946
Truckers 1.24%
Heartland Express, Inc.	2,396,714	40,193
Knight Transportation, Inc.	700,000	13,111
Total		53,304
Utilities: Electrical 7.57%
Avista Corp.	2,023,500	47,390
Black Hills Corp.(b)	2,335,078	95,715
IDACORP, Inc.	1,499,600	49,802
MGE Energy, Inc.	361,890	12,275
PNM Resources, Inc.(b)	4,082,200	120,466
Total		325,648
Utilities: Gas Distributors 1.99%
New Jersey Resources Corp.	231,900	12,703
Nicor, Inc.	535,080	25,122
Piedmont Natural Gas Co., Inc.	1,805,500	47,918
Total		85,743

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

SMALL CAP VALUE FUND May 31, 2007

Investments	Shares	Value (000)
Wholesale & International Trade 0.40%
Central European Distribution Corp.*	495,763	$17,109
Total Common Stocks (cost $3,410,483,450)		4,153,658
	Principal Amount (000)
SHORT-TERM INVESTMENT 2.99%
Repurchase Agreement
Repurchase Agreement dated 5/31/2007, 4.70% due 6/1/2007 with State Street Bank & Trust Co. collateralized by $130,065,000 of Federal Home Loan Bank at 5.65% and 5.857% due 02/23/2017 and 3/2/2017; value: $131,232,044; proceeds: $128,672,230 (cost $128,655,433)	$128,655	128,655
Total Investments in Securities 99.54% (cost $3,539,138,883)		4,282,313
Cash and Other Assets in Excess of Liabilities 0.46%		19,634
Net Assets 100.00%		$4,301,947

*  Non-income producing security.

  (a)  Foreign security traded in U.S. dollars.

  (b)  Affiliated issuer (holding represents 5% or more of the underlying issuer's outstanding voting shares). (See Note 9).

See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)

May 31, 2007

	Large Cap Core Fund	Small Cap Value Fund
ASSETS:
Investments in unaffiliated issuers, at cost	$942,352,857	$2,546,038,551
Investments in affiliated issuers, at cost	–	993,100,332
Investments in unaffiliated issuers, at value	$1,146,656,997	$3,031,954,237
Investments in affiliated issuers, at value	–	1,250,358,623
Cash	–	1,038,941
Receivables:
Interest and dividends	1,758,642	2,900,961
Investment securities sold	6,757,657	54,370,338
Capital shares sold	912,752	3,651,145
Prepaid expenses and other assets	61,099	147,651
Total assets	1,156,147,147	4,344,421,896
LIABILITIES:
Payables:
Investment securities purchased	5,732,114	29,400,219
Capital shares reacquired	1,706,605	7,807,473
Management fees	654,601	2,550,161
12b-1 distribution fees	351,630	952,873
Fund administration	37,726	140,928
Directors' fees	59,849	199,085
To affiliates (See Note 3)	45,325	27,170
Accrued expenses and other liabilities	313,452	1,396,558
Total liabilities	8,901,302	42,474,467
NET ASSETS	$1,147,245,845	$4,301,947,429
COMPOSITION OF NET ASSETS:
Paid-in capital	$914,775,669	$3,342,933,590
Undistributed net investment income	2,674,745	4,711,438
Accumulated net realized gain on investments	25,491,291	211,128,424
Net unrealized appreciation on investments	204,304,140	743,173,977
Net Assets	$1,147,245,845	$4,301,947,429
Net assets by class:
Class A Shares	$710,268,415	$2,503,658,593
Class B Shares	$78,671,125	$68,071,475
Class C Shares	$93,624,448	$92,804,833
Class P Shares	$6,879,885	$432,443,372
Class Y Shares	$257,801,972	$1,204,969,156
Outstanding shares by class:
Class A Shares (200 million shares of common stock authorized per Fund, $.001 par value)	21,929,241	76,236,807
Class B Shares (30 million shares of common stock authorized per Fund, $.001 par value)	2,534,926	2,296,069
Class C Shares (20 million shares of common stock authorized per Fund, $.001 par value)	3,005,129	3,124,875
Class P Shares (20 million shares of common stock authorized per Fund, $.001 par value)	211,676	13,264,599
Class Y Shares (30 million and 200 million shares of common stock authorized, respectively, $.001 par value)	7,940,947	35,005,481
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$32.39	$32.84
Class A Shares-Maximum offering price
(Net asset value plus sales charge of 5.75%)	$34.37	$34.84
Class B Shares-Net asset value	$31.03	$29.65
Class C Shares-Net asset value	$31.15	$29.70
Class P Shares-Net asset value	$32.50	$32.60
Class Y Shares-Net asset value	$32.46	$34.42

See Notes to Financial Statements.

Statements of Operations (unaudited)

For the Six Months Ended May 31, 2007

	Large Cap Core Fund	Small Cap Value Fund
Investment income:
Dividends from unaffiliated issuers (net of foreign withholding taxes of $52,445 and $23,029, respectively)	$9,155,437	$17,400,861
Dividends from affiliated issuers	–	6,662,463
Interest	885,929	4,857,305
Total investment income	10,041,366	28,920,629
Expenses:
Management fees	3,713,596	14,688,080
12b-1 distribution plan–Class A	1,172,164	3,553,559
12b-1 distribution plan–Class B	389,514	337,980
12b-1 distribution plan–Class C	445,128	443,035
12b-1 distribution plan–Class P	12,342	953,502
Shareholder servicing	706,299	2,665,813
Professional	23,958	33,327
Reports to shareholders	63,505	169,020
Fund administration	213,187	810,826
Custody	19,384	83,408
Directors' fees	13,654	52,449
Registration	47,343	99,720
Subsidy (See Note 3)	213,841	134,653
Other	9,002	40,432
Gross expenses	7,042,917	24,065,804
Expense reductions (See Note 7)	(9,317)	(60,214)
Expenses assumed by advisor (See Note 3)	(79)	–
Net expenses	7,033,521	24,005,590
Net investment income	3,007,845	4,915,039
Net realized and unrealized gain:
Net realized gain on investments in unaffiliated issuers	26,736,024	200,138,905
Net realized gain on investments in affiliated issuers	–	12,790,592
Net change in unrealized appreciation on investments	75,014,064	151,078,256
Net realized and unrealized gain	101,750,088	364,007,753
Net Increase in Net Assets Resulting From Operations	$104,757,933	$368,922,792

See Notes to Financial Statements.

Statements of Changes in Net Assets

Large Cap Core Fund

INCREASE IN NET ASSETS	For the Six Months Ended May 31, 2007 (unaudited)	For the Year Ended November 30, 2006
Operations:
Net investment income	$3,007,845	$5,447,896
Net realized gain on investments and security sold short	26,736,024	35,935,864
Net change in unrealized appreciation on investments	75,014,064	59,277,969
Net increase in net assets resulting from operations	104,757,933	100,661,729
Distributions to shareholders from:
Net investment income
Class A	(3,660,218)	(1,904,159)
Class P	(9,228)	(25,563)
Class Y	(1,804,710)	(866,794)
Net realized gain
Class A	(22,816,837)	(20,341,586)
Class B	(2,873,223)	(3,260,788)
Class C	(3,173,323)	(2,933,006)
Class P	(164,621)	(256,240)
Class Y	(7,179,058)	(5,264,871)
Total distributions to shareholders	(41,681,218)	(34,853,007)
Capital share transactions (Net of share conversions) (See Note 12):
Net proceeds from sales of shares	103,956,527	237,403,633
Reinvestment of distributions	39,289,888	32,333,923
Cost of shares reacquired	(79,621,421)	(135,450,811)
Net increase in net assets resulting from capital share transactions	63,624,994	134,286,745
Net increase in net assets	126,701,709	200,095,467
NET ASSETS:
Beginning of period	$1,020,544,136	$820,448,669
End of period	$1,147,245,845	$1,020,544,136
Undistributed net investment income	$2,674,745	$5,141,056

See Notes to Financial Statements.

Statements of Changes in Net Assets (concluded)

Small Cap Value Fund

INCREASE IN NET ASSETS	For the Six Months Ended May 31, 2007 (unaudited)	For the Year Ended November 30, 2006
Operations:
Net investment income (loss)	$4,915,039	$(1,318,398)
Net realized gain on investments and security sold short	212,929,497	523,335,736
Net change in unrealized appreciation on investments	151,078,256	127,440,592
Net increase in net assets resulting from operations	368,922,792	649,457,930
Distributions to shareholders from:
Net realized gain
Class A	(310,163,530)	(157,729,495)
Class B	(10,198,214)	(11,076,435)
Class C	(12,975,202)	(8,869,827)
Class P	(59,201,068)	(30,469,694)
Class Y	(131,798,008)	(56,813,206)
Total distributions to shareholders	(524,336,022)	(264,958,657)
Capital share transactions (Net of share conversions) (See Note 12):
Net proceeds from sales of shares	545,909,487	1,356,218,305
Reinvestment of distributions	468,851,157	231,815,304
Cost of shares reacquired	(581,245,930)	(828,487,906)
Net increase in net assets resulting from capital share transactions	433,514,714	759,545,703
Net increase in net assets	278,101,484	1,144,044,976
NET ASSETS:
Beginning of period	$4,023,845,945	$2,879,800,969
End of period	$4,301,947,429	$4,023,845,945
Undistributed (distributions in excess of) net investment income	$4,711,438	$(203,601)

See Notes to Financial Statements.

Financial Highlights

LARGE CAP CORE FUND

	Class A Shares
	Six Months Ended 5/31/2007		Year Ended 11/30
	(unaudited)		2006	2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of period	$30.64		$28.66	$28.42	$24.88	$21.27	$24.75
Investment operations:
Net investment income(a)	.09		.18	.15	.18	.08	.04
Net realized and unrealized gain (loss)	2.91		3.00	1.10	3.42	3.53	(3.37)
Total from investment operations	3.00		3.18	1.25	3.60	3.61	(3.33)
Distributions to shareholders from:
Net investment income	(.17)		(.10)	(.17)	(.06)	–	–
Net realized gain	(1.08)		(1.10)	(.84)	–	–	(.15)
Total distributions	(1.25)		(1.20)	(1.01)	(.06)	–	(.15)
Net asset value, end of period	$32.39		$30.64	$28.66	$28.42	$24.88	$21.27
Total Return(b)	10.14	%(d)	11.50%	4.49%	14.48%	16.97%	(13.52)%
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	.64	%(d)	1.30%	1.30%	1.39%	1.46%	1.45%
Expenses, excluding expense reductions and including expenses assumed	.64	%(d)	1.30%	1.30%	1.39%	1.46%	1.45%
Expenses, excluding expense reductions and expenses assumed	.64	%(d)	1.33%	1.32%	1.41%	1.46%	1.45%
Net investment income	.30	%(d)	.63%	.53%	.67%	.36%	.16%
Supplemental Data:
Net assets, end of period (000)	$710,268		$645,539	$523,322	$324,690	$261,231	$201,315
Portfolio turnover rate	16.01	%(d)	39.51%	44.86%	47.14%	34.98%	74.76%

See Notes to Financial Statements.

Financial Highlights (continued)

LARGE CAP CORE FUND

	Class B Shares
	Six Months Ended 5/31/2007		Year Ended 11/30
	(unaudited)		2006	2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of period	$29.34		$27.56	$27.38	$24.07	$20.70	$24.25
Investment operations:
Net investment income (loss)(a)	(.01)		(.01)	(.03)	– (c)	(.06)	(.10)
Net realized and unrealized gain (loss)	2.78		2.89	1.05	3.31	3.43	(3.30)
Total from investment operations	2.77		2.88	1.02	3.31	3.37	(3.40)
Distributions to shareholders from:
Net investment income	–		–	– (c)	–	–	–
Net realized gain	(1.08)		(1.10)	(.84)	–	–	(.15)
Total distributions	(1.08)		(1.10)	(.84)	–	–	(.15)
Net asset value, end of period	$31.03		$29.34	$27.56	$27.38	$24.07	$20.70
Total Return(b)	9.74	%(d)	10.80%	3.78%	13.75%	16.28%	(14.10)%
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	.97	%(d)	1.95%	1.95%	2.03%	2.10%	2.06%
Expenses, excluding expense reductions and including expenses assumed	.97	%(d)	1.95%	1.95%	2.03%	2.10%	2.06%
Expenses, excluding expense reductions and expenses assumed	.97	%(d)	1.98%	1.97%	2.05%	2.10%	2.06%
Net investment income (loss)	(.03	)%(d)	(.02)%	(.11)%	.03%	(.28)%	(.45)%
Supplemental Data:
Net assets, end of period (000)	$78,671		$78,277	$81,373	$82,876	$80,542	$70,636
Portfolio turnover rate	16.01	%(d)	39.51%	44.86%	47.14%	34.98%	74.76%

See Notes to Financial Statements.

Financial Highlights (continued)

LARGE CAP CORE FUND

	Class C Shares
	Six Months Ended 5/31/2007		Year Ended 11/30
	(unaudited)		2006	2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of period	$29.44		$27.66	$27.47	$24.15	$20.77	$24.27
Investment operations:
Net investment income (loss)(a)	(.01)		– (c)	(.03)	– (c)	(.06)	(.06)
Net realized and unrealized gain (loss)	2.80		2.88	1.06	3.32	3.44	(3.29)
Total from investment operations	2.79		2.88	1.03	3.32	3.38	(3.35)
Distributions to shareholders from:
Net investment income	–		–	– (c)	–	–	–
Net realized gain	(1.08)		(1.10)	(.84)	–	–	(.15)
Total distributions	(1.08)		(1.10)	(.84)	–	–	(.15)
Net asset value, end of period	$31.15		$29.44	$27.66	$27.47	$24.15	$20.77
Total Return(b)	9.77	%(d)	10.76%	3.81%	13.75%	16.27%	(13.88)%
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	.97	%(d)	1.95%	1.95%	2.03%	2.10%	1.87%
Expenses, excluding expense reductions and including expenses assumed	.97	%(d)	1.95%	1.95%	2.03%	2.10%	1.87%
Expenses, excluding expense reductions and expenses assumed	.97	%(d)	1.98%	1.97%	2.05%	2.10%	1.87%
Net investment income (loss)	(.03	)%(d)	(.02)%	(.12)%	.03%	(.28)%	(.26)%
Supplemental Data:
Net assets, end of period (000)	$93,624		$86,535	$73,328	$39,625	$36,778	$32,109
Portfolio turnover rate	16.01	%(d)	39.51%	44.86%	47.14%	34.98%	74.76%

See Notes to Financial Statements.

Financial Highlights (continued)

LARGE CAP CORE FUND

	Class P Shares
	Six Months Ended 5/31/2007		Year Ended 11/30
	(unaudited)		2006	2005	2004	2003		2002
Per Share Operating Performance
Net asset value, beginning of period	$30.65		$28.70	$28.50	$25.01	$21.37		$24.87
Investment operations:
Net investment income(a)	.07		.15	.10	.17	.02		.02
Net realized and unrealized gain (loss)	2.92		3.01	1.12	3.42	3.62		(3.37)
Total from investment operations	2.99		3.16	1.22	3.59	3.64		(3.35)
Distributions to shareholders from:
Net investment income	(.06)		(.11)	(.18)	(.10)	–		–
Net realized gain	(1.08)		(1.10)	(.84)	–	–		(.15)
Total distributions	(1.14)		(1.21)	(1.02)	(.10)	–		(.15)
Net asset value, end of period	$32.50		$30.65	$28.70	$28.50	$25.01		$21.37
Total Return(b)	10.07	%(d)	11.40%	4.38%	14.39%	17.03%		(13.54)%
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	.69	%(d)	1.40%	1.40%	1.48%	1.55	%†	1.51%
Expenses, excluding expense reductions and including expenses assumed	.69	%(d)	1.40%	1.40%	1.48%	1.55	%†	1.51%
Expenses, excluding expense reductions and expenses assumed	.69	%(d)	1.43%	1.43%	1.50%	1.55	%†	1.51%
Net investment income	.24	%(d)	.53%	.37%	.58%	.27	%†	.10%
Supplemental Data:
Net assets, end of period (000)	$6,880		$7,314	$6,749	$294	$152		$1
Portfolio turnover rate	16.01	%(d)	39.51%	44.86%	47.14%	34.98%		74.76%

See Notes to Financial Statements.

Financial Highlights (concluded)

LARGE CAP CORE FUND

	Class Y Shares
	Six Months Ended 5/31/2007		Year Ended 11/30
	(unaudited)		2006	2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of period	$30.76		$28.74	$28.50	$24.93	$21.23	$24.61
Investment operations:
Net investment income(a)	.14		.29	.24	.93	.16	.13
Net realized and unrealized gain (loss)	2.91		3.01	1.11	2.77	3.54	(3.36)
Total from investment operations	3.05		3.30	1.35	3.70	3.70	(3.23)
Distributions to shareholders from:
Net investment income	(.27)		(.18)	(.27)	(.13)	–	–
Net realized gain	(1.08)		(1.10)	(.84)	–	–	(.15)
Total distributions	(1.35)		(1.28)	(1.11)	(.13)	–	(.15)
Net asset value, end of period	$32.46		$30.76	$28.74	$28.50	$24.93	$21.23
Total Return(b)	10.29	%(d)	11.92%	4.83%	14.89%	17.43%	(13.19)%
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	.47	%(d)	.95%	.95%	.93%	1.10%	1.06%
Expenses, excluding expense reductions and including expenses assumed	.47	%(d)	.95%	.95%	.93%	1.10%	1.06%
Expenses, excluding expense reductions and expenses assumed	.47	%(d)	.98%	.98%	1.07%	1.10%	1.06%
Net investment income	.47	%(d)	.99%	.84%	3.35%	.72%	.55%
Supplemental Data:
Net assets, end of period (000)	$257,802		$202,879	$135,677	$12,991	$75	$54
Portfolio turnover rate	16.01	%(d)	39.51%	44.86%	47.14%	34.98%	74.76%

† The ratios have been determined on a Fund basis.

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Amount is less than $.01.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights

SMALL CAP VALUE FUND

	Class A Shares
	Six Months Ended 5/31/2007		Year Ended 11/30
	(unaudited)		2006	2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of period	$34.60		$31.40	$29.54	$25.66	$20.29	$22.02
Investment operations:
Net investment income (loss)(a)	.03		(.02)	(.09)	– (c)	(.10)	(.07)
Net realized and unrealized gain (loss)	2.74		6.09	4.60	5.52	6.81	(.48)
Total from investment operations	2.77		6.07	4.51	5.52	6.71	(.55)
Distributions to shareholders from:
Net realized gain	(4.53)		(2.87)	(2.65)	(1.64)	(1.34)	(1.18)
Net asset value, end of period	$32.84		$34.60	$31.40	$29.54	$25.66	$20.29
Total Return(b)	9.21	%(d)	21.14%	16.78%	22.92%	35.67%	(2.72)%
Ratios to Average Net Assets:
Expenses, including expense reductions	.61	%(d)	1.23%	1.31%	1.39%	1.45%	1.41%
Expenses, excluding expense reductions	.61	%(d)	1.24%	1.31%	1.39%	1.45%	1.41%
Net investment income (loss)	.10	%(d)	(.06)%	(.31)%	(.03)%	(.50)%	(.34)%
Supplemental Data:
Net assets, end of period (000)	$2,503,659		$2,367,218	$1,714,898	$939,899	$510,582	$321,243
Portfolio turnover rate	29.05	%(d)	71.14%	71.25%	67.04%	66.11%	77.12%

See Notes to Financial Statements.

Financial Highlights (continued)

SMALL CAP VALUE FUND

	Class B Shares
	Six Months Ended 5/31/2007		Year Ended 11/30
	(unaudited)		2006	2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of period	$31.77		$29.25	$27.87	$24.44	$19.50	$21.33
Investment operations:
Net investment loss(a)	(.07)		(.23)	(.27)	(.18)	(.22)	(.20)
Net realized and unrealized gain (loss)	2.48		5.62	4.30	5.25	6.50	(.45)
Total from investment operations	2.41		5.39	4.03	5.07	6.28	(.65)
Distributions to shareholders from:
Net realized gain	(4.53)		(2.87)	(2.65)	(1.64)	(1.34)	(1.18)
Net asset value, end of period	$29.65		$31.77	$29.25	$27.87	$24.44	$19.50
Total Return(b)	8.86	%(d)	20.29%	15.99%	22.17%	34.78%	(3.25)%
Ratios to Average Net Assets:
Expenses, including expense reductions	.96	%(d)	1.92%	1.95%	2.00%	2.07%	2.04%
Expenses, excluding expense reductions	.96	%(d)	1.93%	1.95%	2.00%	2.07%	2.04%
Net investment loss	(.25	)%(d)	(.77)%	(1.03)%	(.74)%	(1.12)%	(.97)%
Supplemental Data:
Net assets, end of period (000)	$68,071		$71,741	$113,208	$192,098	$182,437	$153,101
Portfolio turnover rate	29.05	%(d)	71.14%	71.25%	67.04%	66.11%	77.12%

See Notes to Financial Statements.

Financial Highlights (continued)

SMALL CAP VALUE FUND

	Class C Shares
	Six Months Ended 5/31/2007		Year Ended 11/30
	(unaudited)		2006	2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of period	$31.82		$29.29	$27.90	$24.46	$19.52	$21.31
Investment operations:
Net investment loss(a)	(.07)		(.22)	(.26)	(.18)	(.22)	(.17)
Net realized and unrealized gain (loss)	2.48		5.62	4.30	5.26	6.50	(.44)
Total from investment operations	2.41		5.40	4.04	5.08	6.28	(.61)
Distributions to shareholders from:
Net realized gain	(4.53)		(2.87)	(2.65)	(1.64)	(1.34)	(1.18)
Net asset value, end of period	$29.70		$31.82	$29.29	$27.90	$24.46	$19.52
Total Return(b)	8.84	%(d)	20.30%	16.01%	22.19%	34.74%	(3.07)%
Ratios to Average Net Assets:
Expenses, including expense reductions	.96	%(d)	1.93%	1.95%	2.00%	2.07%	1.90%
Expenses, excluding expense reductions	.96	%(d)	1.93%	1.96%	2.00%	2.07%	1.90%
Net investment loss	(.25	)%(d)	(.76)%	(.99)%	(.74)%	(1.12)%	(.83)%
Supplemental Data:
Net assets, end of period (000)	$92,805		$91,715	$91,195	$89,408	$81,967	$69,121
Portfolio turnover rate	29.05	%(d)	71.14%	71.25%	67.04%	66.11%	77.12%

See Notes to Financial Statements.

Financial Highlights (continued)

SMALL CAP VALUE FUND

	Class P Shares
	Six Months Ended 5/31/2007		Year Ended 11/30
	(unaudited)		2006	2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of period	$34.40		$31.28	$29.47	$25.61	$20.27	$22.01
Investment operations:
Net investment income (loss)(a)	.01		(.06)	(.11)	.01	(.12)	(.08)
Net realized and unrealized gain (loss)	2.72		6.05	4.57	5.49	6.80	(.48)
Total from investment operations	2.73		5.99	4.46	5.50	6.68	(.56)
Distributions to shareholders from:
Net realized gain	(4.53)		(2.87)	(2.65)	(1.64)	(1.34)	(1.18)
Net asset value, end of period	$32.60		$34.40	$31.28	$29.47	$25.61	$20.27
Total Return(b)	9.14	%(d)	20.95%	16.68%	22.84%	35.48%	(2.72)%
Ratios to Average Net Assets:
Expenses, including expense reductions	.68	%(d)	1.38%	1.41%	1.45%	1.52%	1.49%
Expenses, excluding expense reductions	.68	%(d)	1.38%	1.41%	1.45%	1.52%	1.49%
Net investment income (loss)	.02	%(d)	(.20)%	(.39)%	.03%	(.57)%	(.42)%
Supplemental Data:
Net assets, end of period (000)	$432,443		$447,775	$328,055	$141,389	$47,471	$14,005
Portfolio turnover rate	29.05	%(d)	71.14%	71.25%	67.04%	66.11%	77.12%

See Notes to Financial Statements.

Financial Highlights (concluded)

SMALL CAP VALUE FUND

	Class Y Shares
	Six Months Ended 5/31/2007		Year Ended 11/30
	(unaudited)		2006	2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of period	$36.00		$32.46	$30.36	$26.23	$20.64	$22.30
Investment operations:
Net investment income (loss)(a)	.08		.08	.02	.10	(.02)	.01
Net realized and unrealized gain (loss)	2.87		6.33	4.73	5.67	6.95	(.49)
Total from investment operations	2.95		6.41	4.75	5.77	6.93	(.48)
Distributions to shareholders from:
Net realized gain	(4.53)		(2.87)	(2.65)	(1.64)	(1.34)	(1.18)
Net asset value, end of period	$34.42		$36.00	$32.46	$30.36	$26.23	$20.64
Total Return(b)	9.37	%(d)	21.53%	17.14%	23.40%	36.10%	(2.31)%
Ratios to Average Net Assets:
Expenses, including expense reductions	.46	%(d)	.93%	.96%	1.00%	1.07%	1.04%
Expenses, excluding expense reductions	.46	%(d)	.93%	.96%	1.00%	1.07%	1.04%
Net investment income (loss)	.25	%(d)	.25%	.05%	.38%	(.12)%	.03%
Supplemental Data:
Net assets, end of period (000)	$1,204,969		$1,045,397	$632,444	$304,763	$149,463	$87,570
Portfolio turnover rate	29.05	%(d)	71.14%	71.25%	67.04%	66.11%	77.12%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Amount is less than $.01.

(d) Not annualized.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Lord Abbett Research Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940 (the "Act") as a diversified open-end management investment company, incorporated under Maryland law on April 6, 1992. The Company currently consists of four separate funds. This report covers the following two funds and their respective classes: Lord Abbett Large-Cap Core Fund ("Large Cap Core Fund") and Lord Abbett Small-Cap Value Series ("Small Cap Value Fund") (collectively, the "Funds").

Large Cap Core Fund's investment objective is to seek growth of capital and growth of income consistent with reasonable risk. Small Cap Value Fund's investment objective is to seek long-term capital appreciation. Each Fund offers five classes of shares: Classes A, B, C, P and Y, each with different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of Classes B, C, P and Y shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 12 months following certain purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares. Small Cap Value Fund is open to certain new investors on a limited basis.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

Notes to Financial Statements (unaudited)(continued)

(c)  Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country's tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)  Federal Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

(e)  Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro-rata basis. Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Classes A, B, C, and P shares bear their class-specific share of all expenses and fees relating to the Funds' 12b-1 Distribution Plan.

(f)  Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Funds may incur a loss upon disposition of the securities.

3. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fees

The Company has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund's investment portfolio.

The management fees are based on average daily net assets at the following annual rates:

Large Cap Core Fund:
First $1 billion	.70%
Next $1 billion	.65%
Over $2 billion	.60%

For the six months ended May 31, 2007, the effective management fee paid to Lord Abbett was at an annualized rate of .70% of the Fund's average daily net assets.

Notes to Financial Statements (unaudited)(continued)

Small Cap Value Fund:
First $2 billion	.75%
Over $2 billion	.70%

For the six months ended May 31, 2007, the effective management fee paid to Lord Abbett was at an annualized rate of .73% of the Fund's average daily net assets.

For the period December 1, 2006 through March 31, 2008 Abbett has contractually agreed to reimburse the Large Cap Core Fund to the extent necessary so that each class' total annual operating expenses do not exceed the following annual rates:

Class	% of Average Daily Net Assets
A	1.30%
B	1.95%
C	1.95%
P	1.40%
Y	0.95%

Lord Abbett provides certain administrative services to the Funds pursuant to an Administrative Services Agreement at an annual rate of .04% of each Fund's average daily net assets.

Large Cap Core Fund, along with certain other funds managed by Lord Abbett (the "Underlying Funds"), has entered into a Servicing Arrangement with Lord Abbett Balanced Strategy Fund, Lord Abbett Diversified Equity Strategy Fund and Lord Abbett World Growth & Income Strategy Fund, each of Lord Abbett Investment Trust (each, a "Fund of Funds"), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of the Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by the Fund of Funds. In addition, Small Cap Value Fund, along with certain other funds managed by Lord Abbett (the "Underlying Funds") has entered into a Servicing Arrangement with Lord Abbett Alpha Strategy Fund of Lord Abbett Securities Trust ("Alpha Strategy Fund"), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of Alpha Strategy Fund in proportion to the average daily value of the Underlying Fund shares owned by Alpha Strategy Fund. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on the Funds' Statement of Operations and Payable to affiliates on the Funds' Statement of Assets and Liabilities.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C and P shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

Fee*	Class A		Class B	Class C	Class P
Service	.25%		.25%	.25%	.20%
Distribution	.10	%(1)	.75%	.75%	.25%

*  The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating NASD sales charge limitations.

(1)  Effective October 1, 2005 the Class A Distribution Fee for Small Cap Value Fund was reduced from .10% of average daily net assets to .05% of average daily net assets.

Class Y does not have a distribution plan.

Notes to Financial Statements (unaudited)(continued)

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended May 31, 2007:

	Distributor Commissions	Dealers' Concessions
Large Cap Core Fund	$215,830	$1,124,320
Small Cap Value Fund	25,848	136,772

Distributor received the following amount of CDSCs for the six months ended May 31, 2007:

	Class A	Class C
Large Cap Core Fund	$5,003	$7,240
Small Cap Value Fund	-	470

Two Directors and certain of the Funds' officers have an interest in Lord Abbett.

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and distributed at least semiannually for Large Cap Core Fund and at least annually for Small Cap Value Fund. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended May 31, 2007 and the year ended November 30, 2006 were as follows:

	Large Cap Core Fund		Small Cap Value Fund
	Six Months Ended 5/31/2007 (unaudited)	Year Ended 11/30/2006	Six Months Ended 5/31/2007 (unaudited)	Year Ended 11/30/2006
Distributions paid from:
Ordinary income	$7,002,236	$3,349,904	$171,281,162	$69,665,823
Net long-term capital gains	34,678,982	31,503,103	353,054,860	195,292,834
Total distributions paid	$41,681,218	$34,853,007	$524,336,022	$264,958,657

Notes to Financial Statements (unaudited)(continued)

As of May 31, 2007, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

	Large Cap Core Fund	Small Cap Value Fund
Tax cost	$943,594,167	$3,540,931,363
Gross unrealized gain	209,847,863	769,296,153
Gross unrealized loss	(6,785,033)	(27,914,656)
Net unrealized security gain	$203,062,830	$741,381,497

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2007 are as follows:

	Purchases	Sales
Large Cap Core Fund	$231,883,011	$165,522,459
Small Cap Value Fund	1,127,488,190	1,191,973,820

There were no purchases or sales of U.S. Government securities for the six months ended May 31, 2007.

6. DIRECTORS' REMUNERATION

The Company's officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Directors' fees on the Statement of Operations and in Directors' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7. EXPENSE REDUCTIONS

The Company has entered into arrangements with the Funds' transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund's expenses.

8. LINE OF CREDIT

Each Fund, along with certain other funds managed by Lord Abbett, have available a $250,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current

Notes to Financial Statements (unaudited)(continued)

market rates as defined in the agreement. The fee for this Facility is at an annual rate of .08%. As of May 31, 2007 there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months ended May 31, 2007.

9. CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Company's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund's NAV.

10. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund had ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year. Small Cap Value Fund had the following transactions with affiliated issuers during the six months ended May 31, 2007:

Affiliated Issuer	Balance of Shares Held at 11/30/2006	Gross Additions	Gross Sales	Balance of Shares Held at 5/31/2007	Value at 5/31/2007	Net Realized Gain (Loss) 12/1/2006 to 5/31/2007(b)	Dividend Income 12/1/2006 to 5/31/2007(b)
Abaxis, Inc.	882,001	188,380	-	1,070,381	$24,501,021	$-	$-
AMCOL International, Corp.(a)	1,584,348	-	(715,550)	868,798	21,607,006	290,092	221,809
ANADIGICS, Inc.	3,060,000	874,420	-	3,934,420	49,534,348	-	-
Anaren, Inc.	1,369,777	695,169	(135,500)	1,929,446	33,688,127	239,885	-
Anixter International, Inc.	2,546,005	63,800	(189,800)	2,420,005	178,741,569	5,316,343	-
Avista Corp.(a)	3,014,000	-	(990,500)	2,023,500	47,390,370	2,262,720	387,889
Benihana, Inc. Class A(a)	392,246	60,352	(126,397)	326,201	10,546,078	82,608	-
Black Hills Corp.	2,093,978	241,100	-	2,335,078	95,714,847	-	1,522,947
Commercial Vehicle Group, Inc.(a)	1,143,900	-	(203,300)	940,600	18,238,234	208,374	-
Comtech Telecommunications Corp.(a)	1,495,477	5,900	(783,600)	717,777	32,134,876	3,814,563	-
Curtiss-Wright Corp.	2,509,545	148,200	(17,700)	2,640,045	118,986,828	283,934	159,465
Financial Federal Corp.	2,300,039	125,552	-	2,425,591	65,951,819	-	690,012
Frontier Airlines Holdings(a)	2,409,400	-	(2,409,400)	-	-	(1,571,741)	-
Hexcel Corp.	4,725,129	255,300	-	4,980,429	115,197,323	-	-
Kensey Nash Corp.	730,400	16,340	(23,500)	723,240	16,873,189	28,831	-
LSI Industries, Inc.	1,453,070	-	(278,841)	1,174,229	17,918,735	1,117,133	318,580
NCI Building Systems, Inc.	696,729	588,300	-	1,285,029	66,063,341	-	-
Plexus Corp.(a)	2,951,500	649,000	(1,838,700)	1,761,800	38,777,218	(2,820,889)	-
PNM Resources, Inc.	4,055,600	62,200	(35,600)	4,082,200	120,465,722	174,643	1,816,832
Quanex Corp.	2,686,050	79,000	(65,000)	2,700,050	129,440,397	2,160,252	763,154
Rogers Corp.	1,260,080	474,955	-	1,735,035	69,817,808	-	-
Ruby Tuesday, Inc.(a)	3,127,100	-	(661,600)	2,465,500	67,973,835	1,172,505	781,775
Rush Enterprises, Inc. Class A	1,206,231	-	-	1,206,231	29,564,722	-	-

Notes to Financial Statements (unaudited)(continued)

Affiliated Issuer	Balance of Shares Held at 11/30/2006	Gross Additions	Gross Sales	Balance of Shares Held at 5/31/2007	Value at 5/31/2007	Net Realized Gain (Loss) 12/1/2006 to 5/31/2007(b)	Dividend Income 12/1/2006 to 5/31/2007(b)
ScanSource, Inc.	1,371,817	185,900	-	1,557,717	$45,142,639	$-	$-
Susser Holdings Corp.	338,779	647,049	-	985,828	14,816,995	-	-
Williams Scotsman International, Inc.	1,908,192	620,292	(5,000)	2,523,484	57,939,193	31,339	-
Total					$1,487,026,240	$12,790,592	$6,662,463

(a) No longer an affiliated issuer as of May 31, 2007.

(b) Represents realized gains (losses) and dividend income earned only when the issuer was an affiliate of the Fund.

11. INVESTMENT RISKS

Large Cap Core Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and growth stocks. This means the value of your investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Large value and growth stocks may perform differently than the market as a whole and differently than each other or other types of stocks, such as small company stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. Growth stocks may be more volatile than other stocks. In addition, if the Fund's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Small Cap Value Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value stocks. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests. Large company value stocks and small company value stocks may perform differently than the market as a whole and other types of stocks such as growth stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, small cap company stocks may be more volatile and less liquid than large cap company stocks. Also, if a Fund's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

These factors can affect each Fund's performance.

Notes to Financial Statements (unaudited)(continued)

12. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest are as follows:

LARGE CAP CORE FUND

	Six Months Ended May 31, 2007 (unaudited)		Year Ended November 30, 2006
Class A Shares*	Shares	Amount	Shares	Amount
Shares sold	1,739,859	$53,139,376	5,061,422	$145,908,387
Converted from Class B**	135,275	4,183,850	341,593	9,746,724
Reinvestment of distributions	850,594	25,492,328	759,427	21,271,566
Shares reacquired	(1,865,257)	(57,199,987)	(3,351,998)	(96,886,894)
Increase	860,471	$25,615,567	2,810,444	$80,039,783
Class B Shares*
Shares sold	186,863	$5,459,884	548,560	$15,218,272
Reinvestment of distributions	83,313	2,399,404	98,899	2,668,307
Shares reacquired	(262,642)	(7,738,376)	(575,985)	(16,045,182)
Converted to Class A**	(140,989)	(4,183,850)	(355,309)	(9,746,724)
Decrease	(133,455)	$(4,062,938)	(283,835)	$(7,905,327)
Class C Shares
Shares sold	360,535	$10,579,645	893,337	$24,845,864
Reinvestment of distributions	77,501	2,240,544	73,138	1,980,587
Shares reacquired	(372,101)	(10,992,776)	(678,501)	(18,902,772)
Increase	65,935	$1,827,413	287,974	$7,923,679
Class P Shares
Shares sold	72,667	$2,251,558	71,533	$2,057,095
Reinvestment of distributions	5,780	173,847	10,050	281,801
Shares reacquired	(105,434)	(3,223,420)	(78,033)	(2,273,526)
Increase (decrease)	(26,987)	$(798,015)	3,550	$65,370
Class Y Shares
Shares sold	1,059,842	$32,526,064	1,704,558	$49,374,015
Reinvestment of distributions	299,559	8,983,765	218,832	6,131,662
Shares reacquired	(15,058)	(466,862)	(46,822)	(1,342,437)
Increase	1,344,343	$41,042,967	1,876,568	$54,163,240

*  Amounts for the year ended November 30, 2006 have been reclassified to conform with current presentation.

**  Automatic conversion of Class B shares occurs approximately eight years after the initial purchase date.

Notes to Financial Statements (unaudited)(concluded)

SMALL CAP VALUE FUND
	Six Months Ended May 31, 2007 (unaudited)		Year Ended November 30, 2006
Class A Shares*	Shares	Amount	Shares	Amount
Shares sold	9,847,388	$300,295,223	23,742,149	$758,411,606
Converted from Class B**	129,386	3,963,157	2,021,729	62,671,066
Reinvestment of distributions	9,377,884	281,992,961	4,855,641	140,328,197
Shares reacquired	(11,535,068)	(353,377,985)	(16,816,750)	(537,398,976)
Increase	7,819,590	$232,873,356	13,802,769	$424,011,893
Class B Shares*
Shares sold	122,714	$3,371,673	210,788	$6,014,790
Reinvestment of distributions	291,747	7,944,282	318,320	8,505,507
Shares reacquired	(233,323)	(6,485,915)	(2,141,481)	(62,290,310)
Converted to Class A**	(143,091)	(3,963,157)	-	-
Increase (decrease)	38,047	$866,883	(1,612,373)	$(47,770,013)
Class C Shares
Shares sold	243,606	$6,681,035	248,612	$6,983,271
Reinvestment of distributions	264,024	7,202,813	182,474	4,881,170
Shares reacquired	(265,345)	(7,410,253)	(662,289)	(19,648,459)
Increase (decrease)	242,285	$6,473,595	(231,203)	$(7,784,018)
Class P Shares
Shares sold	2,246,694	$67,966,273	6,281,520	$199,391,705
Reinvestment of distributions	1,583,938	47,312,221	802,192	23,087,098
Shares reacquired	(3,581,342)	(107,550,943)	(4,556,483)	(144,407,463)
Increase	249,290	$7,727,551	2,527,229	$78,071,340
Class Y Shares
Shares sold	5,296,159	$167,595,283	11,786,788	$391,261,817
Reinvestment of distributions	3,951,680	124,398,880	1,835,001	55,013,332
Shares reacquired	(3,281,647)	(106,420,834)	(4,063,359)	(133,258,648)
Increase	5,966,192	$185,573,329	9,558,430	$313,016,501

*  Amounts for the year ended November 30, 2006 have been reclassified to conform with current presentation.

**  Automatic conversion of Class B shares occurs approximately eight years after the initial purchase date.

13. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. The Funds will adopt FIN 48 no later than May 31, 2008 and the impact to each Fund's financial statements, if any, is currently being assessed.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on each Fund's financial statement disclosures.

Supplemental Proxy Information (unaudited)

A meeting of the Funds' shareholders was held on December 18, 2006. The meeting was held for the purpose of approving the election of the following nine (9) Directors:

•  E. Thayer Bigelow

•  William H.T. Bush

•  Robert B. Calhoun, Jr.

•  Robert S. Dow

•  Daria L. Foster

•  Julie A. Hill

•  Franklin W. Hobbs

•  Thomas J. Neff

•  James L.L. Tullis

The results of the proxy solicitation on the preceding matter were as follows:

Matter	Votes For	Votes Against	Votes Withheld	Abstentions
E. Thayer Bigelow	189,970,639.316	908,136.810	–	–
William H.T. Bush	189,961,212.113	917,564.013	–	–
Robert B. Calhoun, Jr.	190,020,505.602	858,270.524	–	–
Robert S. Dow	190,027,666.373	851,109.753	–	–
Daria L. Foster	190,032,141.997	846,634.129	–	–
Julie A. Hill	190,013,949.154	864,826.972	–	–
Franklin W. Hobbs	190,032,473.330	846,302.796	–	–
Thomas J. Neff	189,985,412.123	893,364.003	–	–
James L.L. Tullis	190,016,577.640	862,198.486	–	–

Approval of Advisory Contracts

At meetings on December 11 and 12, 2006, the Board, including all of the Directors who are not interested persons, considered whether to approve the continuation of the existing management agreement between each of the Funds and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration. The Board also took into account its familiarity with Lord Abbett gained through its previous meetings and discussions, and the examination of the portfolio management teams conducted by members of the Contracts Committee during the year.

The materials received by the Board as to each Fund included, but were not limited to, (1) information provided by Lipper, Inc. regarding the investment performance of the Fund compared to the investment performance of one or more groups of funds with substantially similar investment objectives (the "performance universe") and to the investment performance of an appropriate securities index (if such an index existed), for various time periods each ending September 30, 2006, (2) information on the effective management fee rates and expense ratios for one or more groups of funds with similar objectives and similar size (the "peer expense group"), (3) sales and redemption information for the Fund, (4) information regarding Lord Abbett's financial condition, (5) an analysis of the relative profitability of the management agreement to Lord Abbett, (6) information regarding the distribution arrangements of the Fund, and (7) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

The specific considerations for each Fund are set forth below.

Large Cap Core Fund

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett's commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance and Compliance. The Board reviewed the Fund's investment performance versus that of the performance universe of funds, both in terms of total return and in terms of other statistical measures. The Board observed that the investment performance of the Class A shares of the Fund was in the second quintile of its performance universe for the nine-month and three-year periods, in the third quintile for the one-year period, and in the first quintile for the five-year and ten-year periods. The Board also observed that the Fund's investment performance was above that of the Lipper Large-Cap Core Index for the nine-month, three-year, five-year, and ten-year periods and below that that of the Index for the one-year period.

Lord Abbett's Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, they considered the size, experience, and turnover rates of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett's supervision of third party service providers, including the Fund's transfer agent and custodian.

Expenses. The Board considered the expense ratio of the Fund and the expense ratios of the peer expense groups. It also considered the amount and nature of the fees paid by shareholders. The Board observed that Lord Abbett had agreed to an expense reimbursement agreement that limited the Fund's Class A total expense ratio to not more than 1.30%, the Class B and Class C total expense ratios to not more than 1.95%, the Class P total expense ratio to not more than 1.40%, and the Class Y total expense ratio to not more than 0.95%, and that the Board and Lord Abbett had agreed to a new expense reimbursement agreement with the same terms through March 31, 2008. The Board also observed that the contractual and actual management and administrative services fees were approximately two basis points above the median of the peer group. The Board observed that the total expense ratio of Class A was approximately five basis points above the median of the peer group, the total expense ratios of Class B and Class C were approximately the same as the median of the peer group, the total expense ratio of Class P was approximately twenty-four basis points above the median of the peer group, and the total expense ratio of Class Y was approximately fourteen basis points above the median of the peer group.

Profitability. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board recognized that Lord Abbett's profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett's profitability had increased in recent years, in part due to an increase in assets under management, but concluded that Lord Abbett's profitability overall and as to the Fund was not excessive.

Economies of Scale. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing advisory fee schedule, with its breakpoints in the level of the advisory fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Lord Abbett Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

Small Cap Value Fund

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett's commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance and Compliance. The Board reviewed the Fund's investment performance in relation to two different performance universes, the first consisting of small-cap core funds and the second consisting of small-cap value funds, both in terms of total return and in terms of other statistical measures. The Board observed that the investment performance of the Class A shares of the Fund was in the first quintile of both the first and the second performance universes for each of those periods. The Board also observed that the Fund's investment performance was above that of each of the Lipper Small-Cap Core Index and the Lipper Small-Cap Value Index for the nine-month, one-year, three-year, five-year, and ten-year periods.

Lord Abbett's Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, they considered the size, experience, and turnover rates of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett's supervision of third party service providers, including the Fund's transfer agent and custodian.

Expenses. The Board considered the expense ratio of the Fund and the expense ratios of two peer expense groups, the first consisting of small-cap core funds and the second consisting of small-cap value funds. It also considered the amount and nature of the fees paid by shareholders. As to the first peer group for expenses, the Board observed that the actual and contractual management and administrative services fees were approximately one basis point above the median of that peer group. The Board observed that the total expense ratio of Class A was approximately two basis points below the median of the peer group, the total expense ratios of Class B and Class C were approximately two basis points below the median of the peer group, the total expense ratio of Class P was approximately four basis points above the median of the peer group, and the total expense ratio of Class Y was approximately two basis points above the median of the peer group. As to the second peer group for expenses, the Board observed that the actual and contractual management and administrative services fees were approximately two basis points above the median of that peer group. The Board observed that the total expense ratio of Class A was approximately four basis points below the median of the peer group, the total expense ratios of Class B and Class C were approximately eight basis points below the median of the peer group, the total expense ratio of Class P was approximately six basis points below the median of the peer group, and the total expense ratio of Class Y was approximately two basis points below the median of the peer group.

Profitability. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board recognized that Lord Abbett's profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett's profitability had increased in recent years, in part due to an increase in assets under management, but concluded that Lord Abbett's profitability overall and as to the Fund was not excessive.

Economies of Scale. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing advisory fee schedule, with its breakpoints in the level of the advisory fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Lord Abbett Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Fund.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

Householding

The Company has adopted a policy that allows it to send only one copy of the Funds' Prospectuses, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Record

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund's portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.LordAbbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

LARF-3-0507

(07/07)

Lord Abbett Research Fund, Inc.

Lord Abbett Large-Cap Core Fund

Small-Cap Value Series

This report when not used for the general information
of shareholders of the Fund, is to be distributed only if
preceded or accompanied by a current fund prospectus.

Lord Abbett Mutual Fund shares are distributed by

LORD ABBETT DISTRIBUTOR LLC.

2007

LORD ABBETT SEMIANNUAL REPORT

Lord Abbett

Growth Opportunities Fund

For the six-month period ended May 31, 2007

Lord Abbett Research Fund

Lord Abbett Growth Opportunities Fund

Semiannual Report

For the six-month period ended May 31, 2007

Dear Shareholders: We are pleased to provide you with this overview of the Lord Abbett Growth Opportunities Fund's performance for the fiscal year ended May 31, 2007. On this page and the following pages, we discuss the major factors that influenced performance. For detailed and more timely information about the Fund, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries by the Fund's portfolio managers.

General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a newsletter accompanying your quarterly account statements. We also encourage you to call Lord Abbett at 888-522-2388 and speak to one of our professionals if you would like more information.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Q: What were the overall market conditions during the six-month period ended May 31, 2007?

A: Supported by improving macro fundamentals and a dwindling supply of equity shares outstanding, the equity markets surged during the six months ended May 31, 2007, returning more than 10% based on the S&P Composite 1500® Index1 (on a total return basis). A brief, but sharp, sell-off in February erased about three months' worth of gains; however, the stock market sprang back, returning more than 9% based on the S&P Composite 1500 Index (including the reinvestment of dividends) between March and May. Both the Dow Jones Industrial Average2 and S&P 500® Index3 reached record levels. Providing

1

liquidity to the stock market was a bevy of mergers and acquisitions, private equity deals, and share buybacks, which cumulatively left investors with fewer shares of public companies to own. With demand up and supply down, share prices rallied.

The positive macro backdrop included stable to moderating inflation (excluding food and energy), near record levels (for the period) of disposable income (adjusted for inflation), resurgent orders for nondefense capital good orders, and broad improvement in the manufacturing sector of the economy. The yield on 10-year Treasury bonds climbed by approximately 40 basis points.

Though returns in the equity market were broad, companies with mid to small capitalizations outperformed those companies with large to mega capitalizations. In fact, shares of growth-oriented small and mid cap companies led all other styles of investing. In the large cap category, value continued its dominance over growth. At the sector level, the top three performers were telecommunications, materials, and utilities. The underachieving sectors were financials and consumer discretionary.

Q: How did the Growth Opportunities Fund perform during the fiscal year ended May 31, 2007?

A: The Fund returned 11.7%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared with its benchmark, the Russell Midcap® Growth Index,4 which returned 11.9% over the same period.

Q: What were the most significant factors affecting performance?

A: The healthcare sector was the most significant detractor from the Fund's relative performance, followed by the technology sector and the auto and transportation sector.

Among the individual holdings that detracted from the Fund's performance were auto and transportation holding UTI Worldwide, Inc. (the Fund's number-one detractor), a global supply chain management company that provides freight forwarding, customs brokerage, and warehousing; healthcare holding Mentor Corp., a manufacturer of products for the medical specialties of plastic, reconstructive, and general surgery, and urology; and technology holdings Network Appliance, Inc., a supplier of unified storage solutions for data-intensive enterprises, QLogic Corp., a designer of semiconductor and board-level input/output and enclosure management products, and Akamai Technologies, Inc., a provider of global delivery services for Internet content, streaming media, and applications and global Internet traffic management.

The consumer discretionary sector was the greatest contributor to the Fund's performance relative to its benchmark for the six-month period, followed by the financial services sector and the producer durables sector.

Among the individual holdings that contributed to the Fund's performance were

2

consumer discretionary holdings ITT Educational Services, Inc. (the Fund's number-one contributor), a provider of technology-oriented postsecondary degree programs, and aQuantive, Inc., a digital marketing services and technology company; producer durables holding BE Aerospace, Inc., a manufacturer of interior products for commercial and general aviation aircraft cabins; and two materials and processing holdings: Precision Castparts Corp., a worldwide manufacturer of complex metal components and products, and Monsanto Co., a provider of technology-based solutions and agricultural products for growers and downstream customers in the agricultural markets.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

A prospectus contains important information about a fund, including its investment objectives, risks, charges, and ongoing expenses, which an investor should carefully consider before investing. To obtain a prospectus on any Lord Abbett mutual fund, please contact your investment professional or Lord Abbett Distributor LLC at 888-522-2388 or visit our Website at www.lordabbett.com. Read the prospectus carefully before investing.

1  The S&P Composite 1500® Index combines the S&P 500®, S&P 400® (an index of mid-cap companies), and S&P SmallCap 600® to create a broad market portfolio representing 90% of U.S. equities.

2  The Dow Jones Industrial Average (DJIA) is an unmanaged index of common stocks comprised of major industrial companies and assumes the reinvestment of dividends and capital gains.

3  The S&P 500® Index is widely regarded as the standard for measuring large cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.

4  The Russell Midcap® Growth Index measures the performance of those Russell Midcap companies with higher price to book ratios and higher forecasted growth values. The stocks also are members of the Russell 1000® Growth Index.

Indexes are unmanaged, do not reflect the deductions of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month-end by calling Lord Abbett at 888-522-2388 or referring to our Website at www.lordabbett.com.

Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Fund's prospectus.

During certain periods shown, expense reimbursements were in place. Without such expense reimbursements, the Fund's returns would have been lower.

The views of the Fund's management and the portfolio holdings described in this report are as of May 31, 2007; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks, including possible loss of principal amount invested.

3

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2006 through May 31, 2007).

Actual Expenses

For each class of the Fund, the first line of the applicable table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 12/1/06 – 5/31/07" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the applicable table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

4

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/06	5/31/07	12/1/06 – 5/31/07
Class A
Actual	$1,000.00	$1,117.30	$8.13
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.26	$7.75
Class B
Actual	$1,000.00	$1,113.50	$11.54
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,013.92	$11.00
Class C
Actual	$1,000.00	$1,113.50	$11.54
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,013.92	$11.00
Class P
Actual	$1,000.00	$1,116.80	$8.66
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.77	$8.25
Class Y
Actual	$1,000.00	$1,119.10	$6.29
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.91	$5.99

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.54% for Class A, 2.19% for Classes B and C, 1.64% for Class P and 1.19% for Class Y) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2007

Sector*	%**
Auto & Transportation	0.67%
Consumer Discretionary	28.25%
Consumer Staples	2.34%
Financial Services	10.07%
Healthcare	16.71%
Materials & Processing	6.25%
Other	0.88%
Other Energy	9.03%
Producer Durables	5.89%
Technology	14.05%
Utilities	2.55%
Short-Term Investment	3.31%
Total	100.00%

*  A sector may comprise several industries.

**  Represents percent of total investments.

5

Schedule of Investments (unaudited)

May 31, 2007

Investments	Shares	Value (000)
COMMON STOCKS 96.95%
Advertising Agency 2.44%
aQuantive, Inc.*	36,950	$2,357
Lamar Advertising Co. Class A	138,400	9,065
National CineMedia, Inc.*	323,100	9,225
Total		20,647
Aerospace 1.82%
Rockwell Collins, Inc.	217,800	15,392
Agriculture, Fishing & Ranching 2.45%
Monsanto Co.	337,000	20,759
Banks 2.83%
Lazard Ltd. Class A (Bermuda)(a)	255,700	13,777
Northern Trust Corp.	156,400	10,179
Total		23,956
Biotechnology Research & Production 2.65%
Alexion Pharmaceuticals, Inc.*	133,570	6,487
Celgene Corp.*	260,400	15,947
Total		22,434
Casinos & Gambling 2.68%
International Game Technology	190,900	7,672
Scientific Games Corp. Class A*	182,600	6,819
WMS Industries, Inc.*	192,800	8,167
Total		22,658
Chemicals 0.56%
Airgas, Inc.	111,000	4,733
Coal 0.83%
Arch Coal, Inc.	174,900	7,062
Commercial Information Services 0.13%
Arbitron Inc.	20,500	1,073

Investments	Shares	Value (000)
Communications Technology 3.77%
Atheros Communications, Inc.*	255,700	$7,443
Ciena Corp.*	254,325	8,729
Harris Corp.	142,600	7,119
Juniper Networks, Inc.*	289,300	7,062
MetroPCS Communications, Inc.*	43,000	1,533
Total		31,886
Computer Services, Software & Systems 3.94%
Akamai Technologies, Inc.*	195,400	8,638
Cognizant Technology Solutions Corp. Class A*	88,200	6,929
Equinix, Inc.*	120,600	10,538
F5 Networks Inc.*	89,500	7,273
Total		33,378
Computer Technology 1.51%
Network Appliance, Inc.*	194,900	6,274
NVIDIA Corp.*	186,500	6,466
Total		12,740
Consumer Electronics 1.70%
Activision, Inc.*	439,800	8,703
SINA Corp. (China)*(a)	142,365	5,682
Total		14,385
Cosmetics 0.35%
Bare Escentuals, Inc.*	71,400	2,995
Diversified Production 0.70%
Danaher Corp.	80,800	5,939
Drug & Grocery Store Chains 0.81%
Safeway, Inc.	199,700	6,886
Drugs & Pharmaceuticals 4.08%
Allergan, Inc.	41,400	5,155
BioMarin Pharmaceutical Inc.*	343,106	6,121

See Notes to Financial Statements.
6

Schedule of Investments (unaudited)(continued)

May 31, 2007

Investments	Shares	Value (000)
Drugs & Pharmaceuticals (continued)
Medicis Pharmaceutical Corp.	185,700	$6,128
Shire plc ADR	245,200	17,103
Total		34,507
Education Services 2.10%
ITT Educational Services, Inc.*	157,300	17,805
Electronics 0.81%
Amphenol Corp. Class A	190,400	6,813
Electronics: Medical Systems 1.70%
Hologic, Inc.*	188,100	10,174
Illumina, Inc.*	129,500	4,226
Total		14,400
Electronics: Semi-Conductors/ Components 4.07%
Analog Devices, Inc.	232,900	8,433
MEMC Electronic Materials, Inc.*	148,100	9,002
National Semiconductor Corp.	321,300	8,650
Silicon Laboratories Inc.*	119,500	4,137
Xilinx, Inc.	147,800	4,209
Total		34,431
Engineering & Contracting Services 0.52%
Jacobs Engineering Group Inc.*	76,600	4,439
Entertainment 0.81%
DreamWorks Animation SKG, Inc. Class A*	228,600	6,831
Finance Companies 0.59%
International Securities Exchange Holdings, Inc. Class A	77,100	5,015

Investments	Shares	Value (000)
Financial Data Processing Services & Systems 2.27%
Alliance Data Systems Corp.*	100,600	$7,839
Fiserv, Inc.*	191,500	11,346
Total		19,185
Financial Information Services 1.47%
Factset Research Systems, Inc.	102,900	6,568
Interactive Brokers Group, Inc. Class A*	228,744	5,833
Total		12,401
Financial: Miscellaneous 0.36%
RSC Holdings, Inc.*	150,500	3,017
Health & Personal Care 0.51%
Express Scripts, Inc.*	42,600	4,349
Healthcare Facilities 1.43%
ICON plc ADR*	261,181	12,116
Hotel/Motel 2.64%
Hilton Hotels Corp.	297,500	10,576
Starwood Hotels & Resorts Worldwide, Inc.	162,800	11,733
Total		22,309
Investment Management Companies 1.19%
T. Rowe Price Group, Inc.	196,700	10,101
Jewelry Watches & Gemstones 1.22%
Tiffany & Co.	196,200	10,314
Leisure Time 1.76%
Life Time Fitness Inc.*	158,800	8,127
Penn National Gaming, Inc.*	125,900	6,727
Total		14,854

See Notes to Financial Statements.
7

Schedule of Investments (unaudited)(continued)

May 31, 2007

Investments	Shares	Value (000)
Machinery: Oil Well Equipment & Services 3.20%
Cameron International Corp.*	160,600	$11,386
Dril-Quip, Inc.*	93,200	4,522
Smith International Inc.	201,400	11,180
Total		27,088
Medical & Dental Instruments & Supplies 6.37%
Beckman Coulter, Inc.	173,400	11,340
Edwards Lifesciences Corp.*	128,900	6,471
Henry Schein, Inc.*	110,700	5,926
St. Jude Medical, Inc.*	291,100	12,427
Thermo Fisher Scientific Inc.*	325,300	17,761
Total		53,925
Metal Fabricating 1.78%
Precision Castparts Corp.	126,300	15,100
Miscellaneous: Producer Durables 1.99%
BE Aerospace, Inc.*	439,600	16,832
Multi-Sector Companies 0.89%
Textron, Inc.	69,800	7,490
Oil: Crude Producers 5.01%
Cabot Oil & Gas Corp.	380,700	14,847
Range Resources Corp.	426,300	16,515
Southwestern Energy Co.*	232,500	11,067
Total		42,429
Radio & TV Broadcasters 1.64%
Rogers Communications, Inc. Class B (Canada)(a)	333,600	13,841
Restaurants 0.52%
P.F. Chang's China Bistro, Inc.*	112,700	4,372

Investments	Shares	Value (000)
Retail 4.70%
Amazon.com, Inc.*	96,600	$6,679
GameStop Corp. Class A*	268,500	9,929
J.C. Penney Co., Inc.	81,500	6,559
Nordstrom, Inc.	144,400	7,499
O'Reilly Automotive, Inc.*	240,367	9,131
Total		39,797
Securities Brokerage & Services 1.40%
IntercontinentalExchange, Inc.*	38,200	5,537
KBW Inc.*	191,700	6,266
Total		11,803
Services: Commercial 2.72%
Corrections Corp. of America*	231,350	14,991
FTI Consulting, Inc.*	217,300	8,058
Total		23,049
Soaps & Household Chemicals 1.53%
Church & Dwight Co., Inc.	258,500	12,928
Steel 0.94%
Carpenter Technology Corp.	60,300	7,994
Telecommunications Equipment 1.40%
American Tower Corp. Class A*	273,600	11,814
Textiles Apparel Manufacturers 2.00%
Coach, Inc.*	204,000	10,477
Under Armour, Inc. Class A*	134,700	6,443
Total		16,920
Toys 0.93%
Marvel Entertainment, Inc.*	283,800	7,836

See Notes to Financial Statements.
8

Schedule of Investments (unaudited)(concluded)

May 31, 2007

Investments	Shares	Value (000)
Transportation: Miscellaneous 0.67%
Expeditors International of Washington Inc.	129,400	$5,650
Utilities: Telecommunications 2.56%
NII Holdings, Inc.*	188,300	15,341
Time Warner Telecom, Inc. Class A*	325,200	6,296
Total		21,637
Total Common Stocks (cost $672,022,867)		820,315
	Principal Amount (000)
SHORT-TERM INVESTMENT 3.33%
Repurchase Agreement
Repurchase Agreement dated 5/31/2007, 4.70% due 6/1/2007 with State Street Bank & Trust Co. collateralized by $28,400,000 of Federal Home Loan Bank at 5.65% due 2/23/2017; value: $28,684,000; proceeds: $28,124,407 (cost $28,120,736)	$28,121	28,121
Total Investments in Securities 100.28% (cost $700,143,603)		848,436
Liabilities in Excess of Other Assets (0.28%)		(2,331)
Net Assets 100.00%		$846,105

ADR  American Depositary Receipt.

  *  Non-income producing security.

  (a)  Foreign security traded in U.S. dollars.

See Notes to Financial Statements.
9

Statement of Assets and Liabilities (unaudited)

May 31, 2007

ASSETS:
Investments in securities, at value (cost $700,143,603)	$848,436,159
Receivables:
Investment securities sold	4,573,506
Capital shares sold	542,111
Interest and dividends	270,791
From advisor (See Note 3)	1,658
Prepaid expenses and other assets	46,041
Total assets	853,870,266
LIABILITIES:
Payables:
Investment securities purchased	4,456,392
Capital shares reacquired	1,671,792
Management fee	567,194
12b-1 distribution fees	343,935
Directors' fees	53,373
Fund administration	28,475
To affiliates (See Note 3)	5,198
Accrued expenses and other liabilities	638,974
Total liabilities	7,765,333
NET ASSETS	$846,104,933
COMPOSITION OF NET ASSETS:
Paid-in capital	$646,826,188
Accumulated net investment loss	(4,580,225)
Accumulated net realized gain on investments and foreign currency related transactions	55,566,414
Net unrealized appreciation on investments	148,292,556
Net Assets	$846,104,933
Net assets by class:
Class A Shares	$616,326,224
Class B Shares	$103,271,822
Class C Shares	$82,581,866
Class P Shares	$16,406,166
Class Y Shares	$27,518,855
Outstanding shares by class:
Class A Shares (50 million shares of common stock authorized, $.001 par value)	27,496,145
Class B Shares (30 million shares of common stock authorized, $.001 par value)	4,885,392
Class C Shares (20 million shares of common stock authorized, $.001 par value)	3,908,166
Class P Shares (20 million shares of common stock authorized, $.001 par value)	732,247
Class Y Shares (30 million shares of common stock authorized, $.001 par value)	1,194,077
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$22.42
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$23.79
Class B Shares-Net asset value	$21.14
Class C Shares-Net asset value	$21.13
Class P Shares-Net asset value	$22.41
Class Y Shares-Net asset value	$23.05

See Notes to Financial Statements.
10

Statement of Operations (unaudited)

For the Six Months Ended May 31, 2007

Investment income:
Dividends (net of foreign withholding taxes of $4,324)	$2,101,255
Interest	850,952
Total investment income	2,952,207
Expenses:
Management fee	3,315,346
12b-1 distribution plan-Class A	1,066,294
12b-1 distribution plan-Class B	503,083
12b-1 distribution plan-Class C	399,272
12b-1 distribution plan-Class P	36,114
Shareholder servicing	1,210,649
Fund administration	165,767
Reports to shareholders	121,943
Registration	41,610
Professional	22,518
Subsidy (See Note 3)	21,266
Custody	21,225
Directors' fees	11,042
Other	8,018
Gross expenses	6,944,147
Expense reductions (See Note 7)	(16,083)
Expenses assumed by advisor (See Note 3)	(6,622)
Net expenses	6,921,442
Net investment loss	(3,969,235)
Net realized and unrealized gain:
Net realized gain on investments and foreign currency related transactions	53,288,751
Net change in unrealized appreciation on investments	42,370,427
Net realized and unrealized gain	95,659,178
Net Increase in Net Assets Resulting From Operations	$91,689,943

See Notes to Financial Statements.
11

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended May 31, 2007 (unaudited)	For the Year Ended November 30, 2006
Operations:
Net investment loss	$(3,969,235)	$(7,163,820)
Net realized gain on investments and foreign currency related transactions	53,288,751	71,897,230
Net change in unrealized appreciation (depreciation) on investments	42,370,427	(8,057,753)
Net increase in net assets resulting from operations	91,689,943	56,675,657
Distributions to shareholders from:
Net realized gain
Class A	(55,264,165)	(19,486,802)
Class B	(9,546,016)	(3,418,682)
Class C	(7,490,614)	(2,662,857)
Class P	(1,438,838)	(542,311)
Class Y	(1,764,000)	(275,140)
Total distributions to shareholders	(75,503,633)	(26,385,792)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	56,847,955	137,514,443
Reinvestment of distributions	71,256,449	24,709,953
Cost of shares reacquired	(128,331,824)	(213,013,144)
Net decrease in net assets resulting from capital share transactions	(227,420)	(50,788,748)
Net increase (decrease) in net assets	15,958,890	(20,498,883)
NET ASSETS:
Beginning of period	$830,146,043	$850,644,926
End of period	$846,104,933	$830,146,043
Accumulated net investment loss	$(4,580,225)	$(610,990)

See Notes to Financial Statements.
12

Financial Highlights

	Class A Shares
	Six Months Ended 5/31/2007		Year Ended 11/30
	(unaudited)		2006	2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of period	$22.02		$21.15	$19.21	$17.88	$14.42	$17.47
Investment operations:
Net investment loss(a)	(.09)		(.15)	(.19)	(.23)	(.24)	(.23)
Net realized and unrealized gain (loss)	2.48		1.67	2.13	1.56	3.70	(2.82)
Total from investment operations	2.39		1.52	1.94	1.33	3.46	(3.05)
Distributions to shareholders from:
Net realized gain	(1.99)		(.65)	–	–	–	–
Net asset value, end of period	$22.42		$22.02	$21.15	$19.21	$17.88	$14.42
Total Return(b)	11.73	%(c)	7.35%	10.10%	7.44%	23.99%	(17.46)%
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	.77	%(c)	1.54%	1.55%	1.73%	1.85%	1.80%
Expenses, excluding expense reductions and including expenses assumed	.77	%(c)	1.54%	1.55%	1.73%	1.85%	1.80%
Expenses, excluding expense reductions and expenses assumed	.77	%(c)	1.56%	1.59%	1.73%	1.85%	1.80%
Net investment loss	(.41	)%(c)	(.70)%	(.96)%	(1.27)%	(1.53)%	(1.48)%
Supplemental Data:
Net assets, end of period (000)	$616,326		$614,433	$634,059	$594,524	$430,991	$250,380
Portfolio turnover rate	50.80	%(c)	159.86%	97.35%	90.23%	78.58%	97.63%

See Notes to Financial Statements.
13

Financial Highlights (continued)

	Class B Shares
	Six Months Ended 5/31/2007		Year Ended 11/30
	(unaudited)		2006	2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of period	$20.94		$20.27	$18.53	$17.35	$14.08	$17.16
Investment operations:
Net investment loss(a)	(.15)		(.27)	(.31)	(.33)	(.32)	(.32)
Net realized and unrealized gain (loss)	2.34		1.59	2.05	1.51	3.59	(2.76)
Total from investment operations	2.19		1.32	1.74	1.18	3.27	(3.08)
Distributions to shareholders from:
Net realized gain	(1.99)		(.65)	–	–	–	–
Net asset value, end of period	$21.14		$20.94	$20.27	$18.53	$17.35	$14.08
Total Return(b)	11.35	%(c)	6.66%	9.39%	6.80%	23.22%	(17.95)%
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	1.10	%(c)	2.19%	2.20%	2.30%	2.44%	2.43%
Expenses, excluding expense reductions and including expenses assumed	1.10	%(c)	2.19%	2.20%	2.30%	2.44%	2.43%
Expenses, excluding expense reductions and expenses assumed	1.10	%(c)	2.21%	2.23%	2.30%	2.44%	2.43%
Net investment loss	(.74	)%(c)	(1.35)%	(1.61)%	(1.84)%	(2.12)%	(2.10)%
Supplemental Data:
Net assets, end of period (000)	$103,272		$100,741	$106,809	$104,282	$94,561	$66,623
Portfolio turnover rate	50.80	%(c)	159.86%	97.35%	90.23%	78.58%	97.63%

See Notes to Financial Statements.
14

Financial Highlights (continued)

	Class C Shares
	Six Months Ended 5/31/2007		Year Ended 11/30
	(unaudited)		2006	2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of period	$20.93		$20.26	$18.53	$17.34	$14.08	$17.15
Investment operations:
Net investment loss(a)	(.15)		(.27)	(.31)	(.33)	(.32)	(.32)
Net realized and unrealized gain (loss)	2.34		1.59	2.04	1.52	3.58	(2.75)
Total from investment operations	2.19		1.32	1.73	1.19	3.26	(3.07)
Distributions to shareholders from:
Net realized gain	(1.99)		(.65)	–	–	–	–
Net asset value, end of period	$21.13		$20.93	$20.26	$18.53	$17.34	$14.08
Total Return(b)	11.35	%(c)	6.66%	9.34%	6.86%	23.15%	(17.90)%
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	1.10	%(c)	2.19%	2.20%	2.30%	2.44%	2.42%
Expenses, excluding expense reductions and including expenses assumed	1.10	%(c)	2.19%	2.20%	2.30%	2.44%	2.42%
Expenses, excluding expense reductions and expenses assumed	1.10	%(c)	2.21%	2.23%	2.30%	2.44%	2.42%
Net investment loss	(.74	)%(c)	(1.35)%	(1.61)%	(1.84)%	(2.12)%	(2.09)%
Supplemental Data:
Net assets, end of period (000)	$82,582		$79,485	$83,339	$85,666	$79,415	$55,115
Portfolio turnover rate	50.80	%(c)	159.86%	97.35%	90.23%	78.58%	97.63%

See Notes to Financial Statements.
15

Financial Highlights (continued)

	Class P Shares
	Six Months Ended 5/31/2007		Year Ended 11/30
	(unaudited)		2006	2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of period	$22.02		$21.17	$19.25	$17.92	$14.47	$17.53
Investment operations:
Net investment loss(a)	(.10)		(.17)	(.21)	(.24)	(.25)	(.24)
Net realized and unrealized gain (loss)	2.48		1.67	2.13	1.57	3.70	(2.82)
Total from investment operations	2.38		1.50	1.92	1.33	3.45	(3.06)
Distributions to shareholders from:
Net realized gain	(1.99)		(.65)	–	–	–	–
Net asset value, end of period	$22.41		$22.02	$21.17	$19.25	$17.92	$14.47
Total Return(b)	11.68	%(c)	7.24%	9.97%	7.42%	23.84%	(17.46)%
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	.82	%(c)	1.64%	1.65%	1.77%	1.89%	1.88%
Expenses, excluding expense reductions and including expenses assumed	.82	%(c)	1.64%	1.65%	1.77%	1.89%	1.88%
Expenses, excluding expense reductions and expenses assumed	.82	%(c)	1.66%	1.68%	1.77%	1.89%	1.88%
Net investment loss	(.46	)%(c)	(.79)%	(1.05)%	(1.31)%	(1.57)%	(1.55)%
Supplemental Data:
Net assets, end of period (000)	$16,406		$15,856	$17,536	$12,094	$6,310	$1,620
Portfolio turnover rate	50.80	%(c)	159.86%	97.35%	90.23%	78.58%	97.63%

See Notes to Financial Statements.
16

Financial Highlights (concluded)

	Class Y Shares
	Six Months Ended 5/31/2007		Year Ended 11/30
	(unaudited)		2006	2005	2004	2003		2002
Per Share Operating Performance
Net asset value, beginning of period	$22.55		$21.57	$19.52	$18.09	$14.56		$17.60
Investment operations:
Net investment loss(a)	(.05)		(.07)	(.12)	(.15)	(.20)		(.19)
Net realized and unrealized gain (loss)	2.54		1.70	2.17	1.58	3.73		(2.85)
Total from investment operations	2.49		1.63	2.05	1.43	3.53		(3.04)
Distributions to shareholders from:
Net realized gain	(1.99)		(.65)	–	–	–		–
Net asset value, end of period	$23.05		$22.55	$21.57	$19.52	$18.09		$14.56
Total Return(b)	11.91	%(c)	7.73%	10.50%	7.90%	24.24%		(17.27)%
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	.60	%(c)	1.19%	1.20%	1.37%	1.44	%†	1.43%
Expenses, excluding expense reductions and including expenses assumed	.60	%(c)	1.19%	1.20%	1.37%	1.44	%†	1.43%
Expenses, excluding expense reductions and expenses assumed	.60	%(c)	1.22%	1.23%	1.37%	1.44	%†	1.43%
Net investment loss	(.24	)%(c)	(.32)%	(.60)%	(.80)%	(1.12	)%†	(1.10)%
Supplemental Data:
Net assets, end of period (000)	$27,519		$19,631	$8,901	$6,312	$2		$2
Portfolio turnover rate	50.80	%(c)	159.86%	97.35%	90.23%	78.58%		97.63%

† The ratios have been determined on a Fund basis.

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.
17

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Lord Abbett Research Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940 (the "Act") as a diversified open-end management investment company, incorporated under Maryland law on April 6, 1992. The Company currently consists of four separate funds. This report covers one of the funds and its respective classes – Lord Abbett Growth Opportunities Fund (the "Fund").

The Fund's investment objective is capital appreciation. The Fund offers five classes of shares: Classes A, B, C, P and Y, each with different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Classes B, C, P and Y shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 12 months following certain purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)  Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided

18

Notes to Financial Statements (unaudited)(continued)

for in accordance with the Fund's understanding of the applicable country's tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)  Federal Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

(e)  Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, and P shares bear their class specific share of all expenses and fees relating to the Fund's 12b-1 Distribution Plan.

(f)  Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund's records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted to reflect current exchange rates. The resultant exchange gains and losses are included in Net realized gain (loss) on investments and foreign currency related transactions on the Fund's Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)  Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

3. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

The management fee is based on average daily net assets at the following annual rates:

First $1 billion	.80%
Next $1 billion	.75%
Next $1 billion	.70%
Over $3 billion	.65%

19

Notes to Financial Statements (unaudited)(continued)

For the six months ended May 31, 2007, the effective management fee paid to Lord Abbett was at an annualized rate of .80% of the Fund's average daily net assets.

For the period December 1, 2006 through March 31, 2008, Lord Abbett has contractually agreed to reimburse the Fund to the extent necessary so that each class' total annual operating expenses did not exceed the following annual rates:

Class	% of Average Daily Net Assets
A	1.55%
B	2.20%
C	2.20%
P	1.65%
Y	1.20%

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

The Fund, along with certain other funds managed by Lord Abbett (the "Underlying Funds") has entered into a Servicing Arrangement with Lord Abbett Diversified Equity Strategy Fund and Lord Abbett World Growth & Income Strategy Fund of Lord Abbett Investment Trust (each, a "Fund of Funds"), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of each Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Fund. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on the Fund's Statement of Operations and Payable to affiliates on the Fund's Statement of Assets and Liabilities.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, B, C and P shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

Fee*	Class A	Class B	Class C	Class P
Service	.25%	.25%	.25%	.20%
Distribution	.10%	.75%	.75%	.25%

* The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating NASD sales charge limitations.

Class Y does not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended May 31, 2007:

Distributor Commissions	Dealers' Concessions
$130,270	$689,398

Distributor received CDSCs of $2,412 and $0 for Class A and Class C shares, respectively, for the six months ended May 31, 2007.

Two Directors and certain of the Fund's officers have an interest in Lord Abbett.

20

Notes to Financial Statements (unaudited)(continued)

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended May 31, 2007 and the year ended November 30, 2006 were as follows:

	Six Months Ended 5/31/2007 (unaudited)	Year Ended 11/30/2006
Distributions paid from:
Net long-term capital gains	$75,503,633	$26,385,792
Total distributions paid	$75,503,633	$26,385,792

As of May 31, 2007, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost	$700,862,623
Gross unrealized gain	152,180,817
Gross unrealized loss	(4,607,281)
Net unrealized security gain	$147,573,536

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales and other temporary tax adjustments.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2007 are as follows:

Purchases	Sales
$404,879,279	$475,389,548

There were no purchases or sales of U.S. Government securities for the six months ended May 31, 2007.

21

Notes to Financial Statements (unaudited)(continued)

6. DIRECTORS' REMUNERATION

The Company's officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Directors' fees on the Statement of Operations and in Directors' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7. EXPENSE REDUCTIONS

The Company has entered into arrangements with the Fund's transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8. LINE OF CREDIT

The Fund, along with certain other funds managed by Lord Abbett, has available a $250,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is at an annual rate of .08%. As of May 31, 2007, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months ended May 31, 2007.

9. CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Company's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund's NAV.

10. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Fund invests. The Fund has particular risks associated with growth stocks. Growth companies may grow faster than other companies, which may result in more volatility in their stock prices. In addition, if the Fund's assessment of a company's potential for growth or market condition is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests largely in mid-sized company stocks, which may be less able to weather economic shifts or other adverse developments than larger, more established companies.

These factors can affect the Fund's performance.

22

Notes to Financial Statements (unaudited)(concluded)

11. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest are as follows:

	Six Months Ended May 31, 2007 (unaudited)		Year Ended November 30, 2006
Class A Shares*	Shares	Amount	Shares	Amount
Shares sold	1,647,635	$34,630,570	4,249,486	$90,602,443
Converted from Class B**	70,569	1,490,872	148,665	3,146,944
Reinvestment of distributions	2,593,972	52,994,857	891,243	18,635,909
Shares reacquired	(4,718,279)	(99,602,729)	(7,369,417)	(155,343,256)
Decrease	(406,103)	$(10,486,430)	(2,080,023)	$(42,957,960)
Class B Shares*
Shares sold	280,806	$5,574,957	668,627	$13,581,367
Reinvestment of distributions	450,202	8,702,401	152,001	3,041,533
Shares reacquired	(582,044)	(11,593,276)	(1,123,905)	(22,704,670)
Converted to Class A**	(74,729)	(1,490,872)	(155,675)	(3,146,944)
Increase (decrease)	74,235	$1,193,210	(458,952)	$(9,228,714)
Class C Shares
Shares sold	415,280	$8,218,795	782,025	$15,882,912
Reinvestment of distributions	334,033	6,453,521	110,755	2,215,064
Shares reacquired	(638,244)	(12,747,108)	(1,208,564)	(24,411,850)
Increase (decrease)	111,069	$1,925,208	(315,784)	$(6,313,874)
Class P Shares
Shares sold	82,756	$1,738,475	259,079	$5,609,405
Reinvestment of distributions	65,672	1,341,678	25,911	542,311
Shares reacquired	(136,167)	(2,875,005)	(393,332)	(8,384,581)
Increase (decrease)	12,261	$205,148	(108,342)	$(2,232,865)
Class Y Shares
Shares sold	308,918	$6,685,158	545,463	$11,838,316
Reinvestment of distributions	84,080	1,763,992	12,893	275,136
Shares reacquired	(69,516)	(1,513,706)	(100,519)	(2,168,787)
Increase	323,482	$6,935,444	457,837	$9,944,665

* Amounts for the year ended November 30, 2006 have been reclassified to conform with current presentation.

** Automatic conversion of Class B shares occurs approximately eight years after the initial purchase date.

12. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. The Fund will adopt FIN 48 no later than May 31, 2008 and the impact to the Fund's financial statements, if any, is currently being assessed.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

23

Supplemental Proxy Information (unaudited)

A meeting of the Fund's shareholders was held on December 18, 2006. The meeting was held for the purpose of approving the election of the following nine (9) Directors:

•  E. Thayer Bigelow

•  William H.T. Bush

•  Robert B. Calhoun, Jr.

•  Robert S. Dow

•  Daria L. Foster

•  Julie A. Hill

•  Franklin W. Hobbs

•  Thomas J. Neff

•  James L.L. Tullis

The results of the proxy solicitation on the preceding matter were as follows:

Matter	Votes For	Votes Against	Votes Withheld	Abstentions
E. Thayer Bigelow	189,970,639.316	908,136.810	–	–
William H.T. Bush	189,961,212.113	917,564.013	–	–
Robert B. Calhoun, Jr.	190,020,505.602	858,270.524	–	–
Robert S. Dow	190,027,666.373	851,109.753	–	–
Daria L. Foster	190,032,141.997	846,634.129	–	–
Julie A. Hill	190,013,949.154	864,826.972	–	–
Franklin W. Hobbs	190,032,473.330	846,302.796	–	–
Thomas J. Neff	189,985,412.123	893,364.003	–	–
James L.L. Tullis	190,016,577.640	862,198.486	–	–

24

Approval of Advisory Contract

At meetings on December 11 and 12, 2006, the Board, including all of the Directors who are not interested persons, considered whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration. The Board also took into account its familiarity with Lord Abbett gained through its previous meetings and discussions, and the examination of the portfolio management team conducted by members of the Contracts Committee during the year.

The materials received by the Board included, but were not limited to, (1) information provided by Lipper, Inc. regarding the investment performance of the Fund compared to the investment performance of one or more groups of funds with substantially similar investment objectives (the "performance universe") and to the investment performance of an appropriate securities index (if such an index existed), for various time periods each ending September 30, 2006, (2) information on the effective management fee rates and expense ratios for one or more groups of funds with similar objectives and similar size (the "peer expense group"), (3) sales and redemption information for the Fund, (4) information regarding Lord Abbett's financial condition, (5) an analysis of the relative profitability of the management agreement to Lord Abbett, (6) information regarding the distribution arrangements of the Fund, and (7) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett's commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance and Compliance. The Board reviewed the Fund's investment performance versus that of the performance universe of funds, both in terms of total return and in terms of other statistical measures. The Board observed that the investment performance of the Class A shares of the Fund was in the third quintile for the nine-month period, in the fourth quintile for the one-year, three-year, and five-year periods, and in the first quintile for the ten-year period. The Board also observed that the investment performance was below that of the Lipper Mid-Cap Growth Index for the nine-month, one-year, three-year, and five-year periods and above that of the Index for the ten-year period.

Lord Abbett's Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, they considered the size, experience, and turnover rates of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. The Board also observed that Lord Abbett had made significant changes

25

in recent years to the investment management personnel responsible for the Fund, in that in 2005 it had hired Bruce Bartlett as Director of Growth Equities, with supervisory responsibility over the growth investment disciplines at Lord Abbett, and in 2006 it had hired Rick Ruvkun to be a portfolio manager for the Fund. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett's supervision of third party service providers, including the Fund's transfer agent and custodian.

Expenses. The Board considered the expense ratio of the Fund and the expense ratios of the peer expense groups. It also considered the amount and nature of the fees paid by shareholders. The Board observed that Lord Abbett had agreed to an expense reimbursement agreement for the Fund that limited the total expense ratio of Class A to not more than 1.55%, the total expense ratios of Class B and Class C to not more than 2.20%, the total expense ratio of Class P to not more than 1.65%, and the total expense ratio of Class Y to not more than 1.20%, and that the Board and Lord Abbett had agreed to a new expense reimbursement agreement with the same terms. The Board observed that the contractual and actual management and administrative services fees were approximately ten basis points above the median of the peer group. The Board also observed that the total expense ratio of Class A was approximately twenty basis points above the median of the peer group, the total expense ratios of Class B and Class C were approximately eleven basis points above the median of the peer group, the total expense ratio of Class P was approximately eleven basis points above the median of the peer group, and the total expense ratio of Class Y was approximately seventy basis points above the median of the peer group. The Board also observed that the Fund had a relatively high level of transfer agent and shareholder servicing costs, due to its relatively small average account size.

Profitability. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board recognized that Lord Abbett's profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett's profitability had increased in recent years, in part due to an increase in assets under management, but concluded that Lord Abbett's profitability overall and as to the Fund was not excessive.

Economies of Scale. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing advisory fee schedule, with its breakpoints in the level of the advisory fee, adequately addressed any economies of scale in managing the Fund.

26

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Lord Abbett Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Fund, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Fund.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

27

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Record

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information on how Lord Abbett voted the Fund's proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.LordAbbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

28

LAGOF-3-0507
(7/07)

Lord Abbett Research Fund, Inc.

Lord Abbett Growth Opportunities Fund

This report when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current Fund Prospectus.

Lord Abbett Mutual Fund shares are distributed by

LORD ABBETT DISTRIBUTOR LLC,

2007

LORD ABBETT SEMIANNUAL REPORT

Lord Abbett America's Value Fund

For the six-month period ended May 31, 2007

Lord Abbett Research Fund

Lord Abbett America's Value Fund

Semiannual Report

For the six-month period ended May 31, 2007

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this overview of the Lord Abbett America's Value Fund's performance for the six-month period ended May 31, 2007. On this page and the following pages, we discuss the major factors that influenced performance. For detailed and more timely information about the Fund, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries by the Fund's portfolio managers.

General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a newsletter accompanying your quarterly account statements. We also encourage you to call Lord Abbett at 888-522-2388 and speak to one of our professionals if you would like more information.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

Q: What were the overall market conditions during the six-month period ended May 31, 2007?

A: Supported by improving macro fundamentals and a dwindling supply of equity shares outstanding, the equity markets surged during the six months ended May 31, 2007, returning more than 10% based on the S&P Composite 1500® Index1 (on a total return basis). A brief, but sharp, sell-off in February erased about three months' worth of gains; however, the stock market sprang back, returning more than 9% based on the S&P Composite 1500 Index (including the reinvestment of dividends) between March and May. Both the Dow

1

Jones Industrial Average2 and S&P 500® Index3 reached record levels. Providing liquidity to the stock market was a bevy of mergers and acquisitions, private equity deals, and share buybacks, which cumulatively left investors with fewer shares of public companies to own. With demand up and supply down, share prices rallied.

The positive macro backdrop included stable to moderating inflation (excluding food and energy), near record levels (for the period) of disposable income (adjusted for inflation), resurgent orders for nondefense capital good orders, and broad improvement in the manufacturing sector of the economy. The yield on 10-year Treasury bonds climbed by approximately 40 basis points.

Though returns in the equity market were broad, companies with mid to small capitalizations outperformed those companies with large to mega capitalizations. In fact, shares of growth-oriented small and mid cap companies led all other styles of investing. In the large cap category, value continued its dominance over growth. At the sector level, the top three performers were telecommunications, materials, and utilities. The underachieving sectors were financials and consumer discretionary.

Thus far in 2007, the main theme across the bond markets has been resilience in the face of exogenous shocks and tighter monetary policy on the part of several global central banks. The shocks came in February in the form of a 9% drop in Shanghai's stock market and a sharp increase in subprime mortgage defaults. Both events prompted a flight to quality, driving the yield on 10-year Treasury notes down to 4.49% on March 7, the lowest level during 2007. Within weeks, however, the jitters subsided and the 10-year Treasury yield began to climb steadily, ultimately ending the period at 4.91%.

Q: How did the America's Value Fund perform during the six-month period ended May 31, 2007?

A: The Fund returned 10.1%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to its benchmark, the S&P 500 Index, which returned 10.3% over the same period.

Note: The Lord Abbett America's Value Fund is not a balanced fund and has the capability to adjust equity and fixed income allocations, based on relative value in the market and the investment team's proprietary fundamental research.

Q: What were the most significant factors affecting performance?

Equity Portion

A: The worst detractor from the Fund's relative performance was the utilities sector, followed by the healthcare sector.

Among the individual holdings that detracted from performance were utilities holding NiSource Inc. (the Fund's number-one detractor), a natural gas and electricity company; healthcare holding Mylan Laboratories Inc., a developer of generic and branded pharmaceutical products;

2

materials holding Bowater Inc., a manufacturer of papers, pulp and lumber products; consumer discretionary holding OfficeMax Inc., which retails office products; and financial holding Bank of America Corp., a provider of banking and nonbanking financial services and products.

The information technology sector (owing to an underweight position) was the greatest contributor to the Fund's performance relative to its benchmark for the six-month period, followed by the financials sector and the consumer staples sector.

Among the individual holdings that contributed to the Fund's performance were telecommunications holding AT&T Inc. (the Fund's number-one contributor), a communications services provider; industrials holding R.R. Donnelley & Sons Co., a provider of commercial printing and information services; healthcare holding Bristol Myers Squibb Co., a diversified worldwide health and personal care company; materials holding Ball Corp., a manufacturer of metal and plastic packaging; and consumer discretionary holding Tupperware Brands Corp., a maker of consumer products for the home.

Bond Portion

A: The Fund's participation in the high-yield bond market made the greatest contribution to performance, followed by the convertible securities and high-grade investment bond markets.

Within the high-yield bond market, the top five individual holdings adding to performance included: auto parts holding Cooper-Standard Automotive, Inc., a manufacturer of sealing system products, fluid systems, vibration control applications and related products; media cable holding Charter Communications, Inc., a U.S. cable television systems operator; nonfood and drug retail holding Brookstone Co., Inc., a specialty retailer of functional consumer products; electric integrated holding Mirant Americas Generation LLC, an electrical power generator in the United States, the Philippines, and the Caribbean; and metals and mining (ex-steel) holding Novelis, Inc., a worldwide provider of flat-rolled aluminum products.

None of the Fund's high-yield bond holdings detracted from performance for the six-month period.

Within the convertible securities market, the top five individual holdings adding to performance were: telecommunications integrated services holding Qwest Communications International Inc., a provider of broadband Internet-based data, voice, and image communications; railroad holding CSX Corp., a freight transportation company; aerospace/defense holding EDO Corp., a designer of advanced electronic, information, and electro-mechanical systems; gas distribution holding El Paso Corp., a natural gas pipeline operator; and integrated energy holding Devon Energy Corp., an oil and gas property acquisition, exploration and production company.

Detracting from performance in the convertible securities market were health services holdings Five Star Quality Care,

3

Inc., an operator of senior living facilities, and Amgen Inc., a developer of human therapeutics based on cellular and molecular biology; metals and mining (ex-steel) holding Placer Dome, Inc., a supplier of gold, copper and silver; software/services holding Electronic Data Systems Corp., a provider of systems and technology services, business process management and related services; and agriculture holding Archer Daniels Midland Co., which provides agricultural commodities and products.

The portfolio's holdings in the investment-grade bond market were all profitable in the period and consisted primarily of Federal National Mortgage agency bonds.

The Fund's portfolio is actively managed and, therefore, its holdings and weightings of a particular issuer or sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

A prospectus contains important information about a fund, including its investment objectives, risks, charges, and ongoing expenses, which an investor should carefully consider before investing. To obtain a prospectus on any Lord Abbett mutual fund, please contact your investment professional or Lord Abbett Distributor LLC at 888-522-2388 or visit our Website at www.lordabbett.com. Read the prospectus carefully before investing.

1  The S&P Composite 1500® Index combines the S&P 500®, S&P 400® (an index of mid-cap companies), and S&P SmallCap 600® to create a broad market portfolio representing 90% of U.S. equities.

2  The Dow Jones Industrial Average (DJIA) is an unmanaged index of common stocks comprised of major industrial companies and assumes the reinvestment of dividends and capital gains.

3  The S&P 500® Index is widely regarded as the standard for measuring large-cap U.S. stock market performance. This popular index includes a representative sample of leading companies in leading industries.

Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month-end by calling Lord Abbett at 888-522-2388 or referring to our Website at www.lordabbett.com.

Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Fund's prospectus.

The views of the Fund's management and the portfolio holdings described in this report are as of May 31, 2007; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks, including possible loss of principal amount invested.

4

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2006 through May 31, 2007).

Actual Expenses

For each class of the Fund, the first line of the applicable table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 12/1/06 – 5/31/07" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the applicable table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/06	5/31/07	12/1/06 – 5/31/07
Class A
Actual	$1,000.00	$1,100.80	$6.70
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.53	$6.44
Class B
Actual	$1,000.00	$1,097.30	$10.09
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.29	$9.70
Class C
Actual	$1,000.00	$1,097.10	$10.09
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.29	$9.70
Class P
Actual	$1,000.00	$1,100.10	$7.23
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.04	$6.94
Class Y
Actual	$1,000.00	$1,102.90	$4.88
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.28	$4.68

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.28% for Class A, 1.93% for Classes B and C, 1.38% for Class P and 0.93% for Class Y) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2007

Sector*	%**
Consumer Discretionary	16.25%
Consumer Staples	8.78%
Energy	9.31%
Financials	15.09%
Healthcare	6.00%
Industrials	7.42%
Information Technology	3.40%
Materials	13.67%
Telecommunication Services	9.15%
Utilities	8.13%
Short-Term Investment	2.80%
Total	100.00%

*  A sector may comprise several industries.

**  Represents percent of total investments.

6

Schedule of Investments (unaudited)

May 31, 2007

Investments	Shares (000)	Value
LONG-TERM INVESTMENTS 97.26%
COMMON STOCKS 64.35%
Chemicals 4.81%
Chemtura Corp.	1,958	$21,325,887
Eastman Chemical Co.	434	28,693,592
Monsanto Co.	383	23,580,480
Total		73,599,959
Commercial Banks 1.07%
Bank of America Corp.	322	16,328,620
Commercial Services & Supplies 2.76%
R.R. Donnelley & Sons Co.	791	33,870,620
Waste Management, Inc.	217	8,391,390
Total		42,262,010
Communications Equipment 1.15%
Avaya, Inc.*	1,096	17,538,240
Construction Materials 0.54%
KBR, Inc.*	299	8,235,159
Containers & Packaging 1.81%
Ball Corp.	500	27,657,856
Diversified Consumer Services 1.74%
ServiceMaster Co. (The)	1,725	26,699,734
Diversified Telecommunication Services 6.61%
AT&T, Inc.	1,102	45,540,144
Embarq Corp.	291	18,724,400
Verizon Communications, Inc.	264	11,500,626
Windstream Corp.	1,692	25,410,836
Total		101,176,006
Electric Utilities 4.07%
Ameren Corp.	589	31,284,765
Puget Energy, Inc.	1,232	31,063,762
Total		62,348,527
Electrical Equipment 1.14%
Hubbell, Inc. Class B	310	17,473,566

See Notes to Financial Statements.
7

Schedule of Investments (unaudited)(continued)

May 31, 2007

Investments	Shares (000)	Value
Energy Equipment & Services 3.40%
GlobalSantaFe Corp. (Cayman Islands)(b)	409	$27,927,870
Halliburton Co.	672	24,141,180
Total		52,069,050
Food & Staples Retailing 0.25%
Ingles Markets, Inc.	109	3,887,105
Food Products 4.94%
H.J. Heinz Co.	591	28,105,506
Kellogg Co.	274	14,817,510
Kraft Foods, Inc. Class A	967	32,716,512
Total		75,639,528
Gas Utilities 1.99%
NiSource, Inc.	1,372	30,476,562
Hotels, Restaurants & Leisure 1.15%
McDonald's Corp.	348	17,581,290
Household Durables 3.48%
Newell Rubbermaid, Inc.	997	31,674,248
Snap-on, Inc.	399	21,579,337
Total		53,253,585
Insurance 5.78%
ACE Ltd. (Bermuda)(b)	452	27,829,640
PartnerRe Ltd. (Bermuda)(b)	277	21,250,560
Safeco Corp.	207	12,989,250
XL Capital Ltd. Class A (Bermuda)(b)	324	26,392,816
Total		88,462,266
Media 1.81%
Clear Channel Communications, Inc.	417	16,020,442
Interpublic Group of Cos., Inc. (The)*	993	11,669,089
Total		27,689,531
Multi-Line Retail 0.89%
Federated Department Stores, Inc.	339	13,558,471

See Notes to Financial Statements.
8

Schedule of Investments (unaudited)(continued)

May 31, 2007

Investments			Shares (000)	Value
Oil & Gas 3.52%
Chevron Corp.			365	$29,743,850
EOG Resources, Inc.			314	24,169,670
Total				53,913,520
Paper & Forest Products 3.25%
Bowater, Inc.			1,282	26,650,701
MeadWestvaco Corp.			662	23,159,500
Total				49,810,201
Pharmaceuticals 3.85%
Bristol-Myers Squibb Co.			1,116	33,819,898
Mylan Laboratories, Inc.			1,266	25,038,705
Total				58,858,603
Semiconductor Equipment & Products 0.91%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR			1,276	13,918,978
Specialty Retail 1.82%
OfficeMax, Inc.			620	27,846,980
Trading Companies & Distributors 1.61%
Genuine Parts Co.			481	24,690,052
Total Common Stocks (cost $792,383,186)				984,975,399
	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 4.31%
Aerospace & Defense 0.52%
DRS Technologies, Inc.†	2.00%	2/1/2026	$1,500	1,545,000
EDO Corp.	4.00%	11/15/2025	5,500	6,407,500
Total				7,952,500
Biotechnology 0.81%
Amgen, Inc.	0.125%	2/1/2011	4,000	3,600,000
CV Therapeutics, Inc.	3.25%	8/16/2013	5,000	4,118,750
Genzyme Corp.	1.25%	12/1/2023	4,500	4,781,250
Total				12,500,000

See Notes to Financial Statements.
9

Schedule of Investments (unaudited)(continued)

May 31, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Telecommunication Services 0.18%
Qwest Communications International, Inc.	3.50%	11/15/2025	$1,500	$2,776,875
Food Products 0.13%
Archer Daniels Midland Co.†	0.875%	2/15/2014	2,000	1,962,500
Healthcare Providers & Services 0.24%
Five Star Quality Care, Inc.	3.75%	10/15/2026	4,000	3,625,000
Hotels, Restaurants & Leisure 0.31%
Hilton Hotels Corp.	3.375%	4/15/2023	3,000	4,811,250
Information Technology Services 0.34%
Electronic Data Systems Corp.	3.875%	7/15/2023	5,000	5,162,500
Machinery 0.34%
Roper Industries, Inc.	1.481%	1/15/2034	7,000	5,188,750
Media 0.25%
Sinclair Broadcast Group, Inc.	6.00%	9/15/2012	4,000	3,870,000
Metals & Mining 0.17%
Placer Dome, Inc. (Canada)(b)	2.75%	10/15/2023	2,000	2,570,000
Oil & Gas 0.40%
Devon Energy Corp.	4.90%	8/15/2008	4,000	6,115,000
Pharmaceuticals 0.41%
MGI PHARMA, Inc.	1.682%	3/2/2024	5,000	3,431,250
Wyeth	4.877%#	1/15/2024	2,500	2,842,000
Total				6,273,250
Road & Rail 0.21%
CSX Corp.	Zero Coupon	10/30/2021	2,000	3,232,500
Total Convertible Bonds (cost $59,738,055)				66,040,125
			Shares (000)
CONVERTIBLE PREFERRED STOCK 2.07%
Commercial Banks 0.17%
Marshall & Ilsley Corp. (The)	6.50%		100	2,655,000

See Notes to Financial Statements.
10

Schedule of Investments (unaudited)(continued)

May 31, 2007

Investments	Interest Rate	Shares (000)	Value
Electric Utilities 0.44%
CMS Energy Corp.	4.50%	70	$6,676,250
Energy Equipment & Services 0.76%
El Paso Corp.	4.99%	8	11,576,000
Insurance 0.70%
Fortis Insurance N.V. (Netherlands)†(b)	7.75%	283	4,235,316
XL Capital Ltd. (Cayman Islands)(b)	7.00%	230	6,568,800
Total			10,804,116
Total Convertible Preferred Stocks (cost $24,084,776)			31,711,366
			U.S. $ Value
FOREIGN COMMON STOCKS 6.56%
Australia 1.18%
Coca-Cola Amatil Ltd.(a)		2,295	17,955,929
Canada 0.53%
CI Financial Income Fund Unit(a)		296	8,155,518
Germany 0.56%
Henkel KGaA(a)		61	8,580,506
Greece 0.85%
National Bank of Greece S.A.(a)		218	13,004,357
United Kingdom 3.44%
Cadbury Schweppes plc(a)		1,450	20,407,448
Kesa Electricals plc(a)		2,336	16,238,951
Royal Bank of Scotland Group plc (The)(a)		1,289	16,012,399
Total			52,658,798
Total Foreign Common Stocks (cost $80,287,490)			100,355,108
FOREIGN PREFERRED STOCK 0.25%
Brazil
Cia Energetica de Minas Gerais(a) (cost $3,573,108)		96,900	3,833,628

See Notes to Financial Statements.
11

Schedule of Investments (unaudited)(continued)

May 31, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
GOVERNMENT SPONSORED ENTERPRISES BOND 0.33%
Federal Home Loan Mortgage Corp. (cost $5,046,981)	5.75%	4/15/2008	$5,000	$5,018,790
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 3.30%
Federal National Mortgage Assoc.	6.00%	11/1/2034-4/1/2036	25,687	25,707,767
Federal National Mortgage Assoc.	6.50%	4/1/2035-9/1/2036	24,412	24,870,381
Total Government Sponsored Enterprises Pass-Throughs (cost $51,013,754)				50,578,148
HIGH YIELD CORPORATE BONDS 16.09%
Aerospace & Defense 0.21%
Hawker Beechcraft Corp.†	9.75%	4/1/2017	3,000	3,217,500
Auto Components 0.31%
Cooper-Standard Automotive, Inc.	8.375%	12/15/2014	3,500	3,307,500
Stanadyne Corp.	10.00%	8/15/2014	1,375	1,474,687
Total				4,782,187
Automobiles 0.18%
Hertz Corp. (The)	8.875%	1/1/2014	2,500	2,703,125
Chemicals 0.80%
Equistar Chemicals, L.P.	7.55%	2/15/2026	3,000	2,835,000
Ineos Group Holdings plc (United Kingdom)†(b)	8.50%	2/15/2016	6,500	6,573,125
Lyondell Chemical Co.	8.25%	9/15/2016	2,575	2,800,312
Total				12,208,437
Commercial Services & Supplies 0.05%
FTI Consulting, Inc.	7.75%	10/1/2016	800	840,000
Consumer Finance 0.20%
Ford Motor Credit Corp.	7.375%	10/28/2009	3,000	3,012,069
Containers & Packaging 0.65%
Berry Plastics Group, Inc.	8.875%	9/15/2014	5,000	5,150,000
Crown Cork & Seal, Inc.	7.375%	12/15/2026	5,000	4,787,500
Total				9,937,500
Diversified Consumer Services 0.20%
Allied Waste North America, Inc.	7.25%	3/15/2015	3,000	3,112,500

See Notes to Financial Statements.
12

Schedule of Investments (unaudited)(continued)

May 31, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Financials 1.12%
Ashtead Capital, Inc.†	9.00%	8/15/2016	$3,175	$3,452,812
Ford Capital B.V. (Netherlands)(b)	9.50%	6/1/2010	3,250	3,347,500
RBS Global & Rexnod Corp.	8.875%	9/1/2016	3,000	3,142,500
RBS Global & Rexnod Corp.	9.50%	8/1/2014	3,500	3,780,000
RBS Global & Rexnod Corp.	11.75%	8/1/2016	3,000	3,397,500
Total				17,120,312
Diversified Telecommunication Services 2.15%
Cincinnati Bell, Inc.	7.00%	2/15/2015	10,000	10,050,000
Hughes Network Systems LLC/ Hughes Network Systems Finance Co.	9.50%	4/15/2014	3,500	3,718,750
Intelsat Bermuda Ltd. (Bermuda)(b)	6.50%	11/1/2013	1,500	1,290,000
Intelsat Bermuda Ltd. (Bermuda)(b)	9.25%	6/15/2016	2,325	2,586,563
Qwest Capital Funding, Inc.	7.90%	8/15/2010	10,000	10,475,000
Syniverse Technologies	7.75%	8/15/2013	5,000	4,875,000
Total				32,995,313
Electric Utilities 1.00%
Dynegy Holdings, Inc.	8.375%	5/1/2016	5,000	5,218,750
Edison Mission Energy	7.75%	6/15/2016	4,500	4,702,500
Reliant Energy, Inc.	9.50%	7/15/2013	5,000	5,443,750
Total				15,365,000
Electrical Equipment 0.32%
Baldor Electric Co.	8.625%	2/15/2017	4,500	4,860,000
Electronic Equipment & Instruments 0.40%
NXP B.V. (Netherlands)†(b)	9.50%	10/15/2015	5,925	6,162,000
Energy Equipment & Services 0.16%
Hornbeck Offshore Services, Inc.	6.125%	12/1/2014	2,500	2,409,375
Food & Staples Retailing 0.26%
Rite Aid Corp.†(c)	9.375%	12/15/2015	4,000	4,040,000
Food Products 0.13%
Landry's Restaurants, Inc.	7.50%	12/15/2014	2,075	2,075,000
Healthcare Providers & Services 0.47%
Tenet Healthcare Corp.	9.25%	2/1/2015	3,500	3,508,750
United Surgical Partners, Inc. PIK†	9.25%	5/1/2017	3,500	3,635,625
Total				7,144,375

See Notes to Financial Statements.
13

Schedule of Investments (unaudited)(continued)

May 31, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Hotels, Restaurants & Leisure 0.12%
River Rock Entertainment Authority	9.75%	11/1/2011	$1,700	$1,806,250
Industrial Conglomerates 0.26%
Park-Ohio Industries, Inc.	8.375%	11/15/2014	4,000	3,960,000
Information Technology Services 0.24%
SunGard Data Systems, Inc.	9.125%	8/15/2013	3,500	3,736,250
Leisure Equipment & Products 0.06%
Turning Stone Resort Casino†	9.125%	9/15/2014	875	896,875
Media 2.54%
Affinion Group, Inc.	11.50%	10/15/2015	3,000	3,367,500
Barrington Broadcasting Group†	10.50%	8/15/2014	5,000	5,325,000
CCH I Holdings LLC	11.75%	5/15/2014	3,500	3,552,500
CCH I LLC	11.00%	10/1/2015	3,000	3,277,500
Gaylord Entertainment Co.	8.00%	11/15/2013	2,875	3,018,750
Idearc, Inc.†	8.00%	11/15/2016	5,000	5,206,250
Mediacom Broadband LLC Corp.	8.50%	10/15/2015	4,175	4,352,438
Mediacom Communications Corp.	9.50%	1/15/2013	2,250	2,328,750
R.H. Donnelley Corp.	8.875%	1/15/2016	3,000	3,247,500
Univision Communications, Inc. PIK†	9.75%	3/15/2015	5,000	5,200,000
Total				38,876,188
Metals & Mining 0.92%
Aleris International, Inc.†	10.00%	12/15/2016	2,500	2,640,625
Freeport-Mcmoran Copper & Gold	8.375%	4/1/2017	5,000	5,475,000
Noranda Aluminum, Inc. PIK†	9.36%#	5/15/2015	4,000	4,060,000
Novelis, Inc. (Canada)(b)	7.25%	2/15/2015	1,775	1,881,500
Total				14,057,125
Multi-Utilities & Unregulated Power 0.38%
Mirant Americas Generation LLC	9.125%	5/1/2031	5,000	5,762,500
Oil & Gas 1.08%
Chesapeake Energy Corp.	7.625%	7/15/2013	3,500	3,731,875
Houston Exploration Co. (The)	7.00%	6/15/2013	2,200	2,233,000
Pogo Producing Co.	6.625%	3/15/2015	1,000	1,015,000
Verasun Energy Corp.†	9.375%	6/1/2017	4,500	4,505,625
Williams Cos., Inc. (The)	7.875%	9/1/2021	4,500	5,062,500
Total				16,548,000

See Notes to Financial Statements.
14

Schedule of Investments (unaudited)(concluded)

May 31, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Paper & Forest Products 0.74%
Abitibi-Consolidated, Inc. (Canada)(b)	8.55%	8/1/2010	$4,500	$4,320,000
Bowater, Inc.	6.50%	6/15/2013	2,000	1,800,000
Buckeye Technologies, Inc.	8.00%	10/15/2010	1,500	1,511,250
Graphic Packaging International Corp.	9.50%	8/15/2013	3,400	3,633,750
Total				11,265,000
Pharmaceuticals 0.23%
Warner Chilcott Corp.	8.75%	2/1/2015	3,250	3,465,313
Semiconductors & Semiconductor Equipment 0.36%
Freescale Semiconductor, Inc.†	8.875%	12/15/2014	5,500	5,534,375
Specialty Retail 0.14%
Brookstone Co., Inc.	12.00%	10/15/2012	2,000	2,120,000
Textiles & Apparel 0.20%
Elizabeth Arden, Inc.	7.75%	1/15/2014	3,000	3,097,500
Wireless Telecommunication Services 0.21%
Dobson Communications Corp.	8.875%	10/1/2013	3,000	3,172,500
Total High Yield Corporate Bonds (cost $236,315,194)				246,282,569
Total Long-Term Investments (cost $1,252,442,544)				1,488,795,133
SHORT-TERM INVESTMENT 2.81%
Repurchase Agreement
Repurchase Agreement dated 5/31/2007, 4.70% due 6/1/2007 with State Street Bank & Trust Co. collateralized by $45,110,000 of Federal Home Loan Bank at 4.875% due 5/17/2017; value: $43,810,832; proceeds: $42,953,631 (cost $42,948,024)			42,948	42,948,024
Total Investments in Securities 100.07% (cost $1,295,390,568)				1,531,743,157
Liabilities in Excess of Cash and Other Assets (0.07%)				(997,537)
Net Assets 100.00%				$1,530,745,620

  ADR  American Depositary Receipt.

  PIK  Payment-in-kind.

  Unit  More than one class of securities traded together.

  *  Non-income producing security.

  †  Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempt from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

  #  Variable rate security. The interest rate represents the rate at May 31, 2007.

  (a)  Investments in non-U.S. dollar denominated securities.

  (b)  Foreign security traded in U.S. dollars.

  (c)  Security purchased on a when-issued basis (See Note 2(g)).

See Notes to Financial Statements.
15

Statement of Assets and Liabilities (unaudited)

May 31, 2007

ASSETS:
Investments in securities, at value (cost $1,295,390,568)	$1,531,743,157
Cash	405,228
Receivables:
Interest and dividends	8,329,634
Capital shares sold	6,071,852
Investment securities sold	3,037,529
Prepaid expenses and other assets	66,802
Total assets	1,549,654,202
LIABILITIES:
Payables:
Investment securities purchased	15,487,688
Capital shares reacquired	1,496,227
Management fee	902,050
12b-1 distribution fees	503,168
Directors' fees	60,610
Fund administration	49,240
To affiliate (See Note 3)	3,558
Accrued expenses and other liabilities	406,041
Total liabilities	18,908,582
NET ASSETS	$1,530,745,620
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,266,123,982
Undistributed net investment income	4,517,506
Accumulated net realized gain on investments and foreign currency related transactions	23,724,671
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	236,379,461
Net Assets	$1,530,745,620
Net assets by class:
Class A Shares	$1,340,959,226
Class B Shares	$74,964,335
Class C Shares	$93,894,227
Class P Shares	$2,993,505
Class Y Shares	$17,934,327
Outstanding shares by class:
Class A Shares (200 million shares of common stock authorized, $.001 par value)	93,864,859
Class B Shares (30 million shares of common stock authorized, $.001 par value)	5,287,182
Class C Shares (20 million shares of common stock authorized, $.001 par value)	6,612,993
Class P Shares (20 million shares of common stock authorized, $.001 par value)	209,038
Class Y Shares (30 million shares of common stock authorized, $.001 par value)	1,248,905
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$14.29
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$15.16
Class B Shares-Net asset value	$14.18
Class C Shares-Net asset value	$14.20
Class P Shares-Net asset value	$14.32
Class Y Shares-Net asset value	$14.36

See Notes to Financial Statements.
16

Statement of Operations (unaudited)

For the Six Months Ended May 31, 2007

Investment income:
Dividends (net of foreign withholding taxes of $59,088)	$13,306,633
Interest	12,476,850
Total investment income	25,783,483
Expenses:
Management fee	5,019,801
12b-1 distribution plan-Class A	2,094,402
12b-1 distribution plan-Class B	339,398
12b-1 distribution plan-Class C	412,130
12b-1 distribution plan-Class P	5,912
Shareholder servicing	843,409
Fund administration	272,599
Reports to shareholders	110,309
Registration	54,131
Custody	24,216
Professional	23,102
Directors' fees	17,076
Subsidy (See Note 3)	16,864
Other	14,089
Gross expenses	9,247,438
Expense reductions (See Note 7)	(23,201)
Net expenses	9,224,237
Net investment income	16,559,246
Net realized and unrealized gain:
Net realized gain on investments and foreign currency related transactions	24,986,770
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	90,920,908
Net realized and unrealized gain	115,907,678
Net Increase in Net Assets Resulting From Operations	$132,466,924

See Notes to Financial Statements.
17

Statement of Changes in Net Assets

INCREASE IN NET ASSETS	For the Six Months Ended May 31, 2007 (unaudited)	For the Year Ended November 30, 2006
Operations:
Net investment income	$16,559,246	$29,014,609
Net realized gain on investments and foreign currency related transactions	24,986,770	39,801,673
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	90,920,908	78,641,959
Net increase in net assets resulting from operations	132,466,924	147,458,241
Distributions to shareholders from:
Net investment income
Class A	(14,785,318)	(28,227,771)
Class B	(637,431)	(1,307,120)
Class C	(769,694)	(1,653,500)
Class P	(31,313)	(47,319)
Class Y	(176,511)	(195,659)
Net realized gain
Class A	(34,340,479)	(10,687,459)
Class B	(1,990,323)	(661,737)
Class C	(2,396,690)	(872,430)
Class P	(73,205)	(14,730)
Class Y	(324,043)	(36,181)
Total distributions to shareholders	(55,525,007)	(43,703,906)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	220,557,794	241,351,426
Reinvestment of distributions	53,779,904	42,084,119
Cost of shares reacquired	(85,930,136)	(206,267,890)
Net increase in net assets resulting from capital share transactions	188,407,562	77,167,655
Net increase in net assets	265,349,479	180,921,990
NET ASSETS:
Beginning of period	$1,265,396,141	$1,084,474,151
End of period	$1,530,745,620	$1,265,396,141
Undistributed net investment income	$4,517,506	$4,358,527

See Notes to Financial Statements.
18

Financial Highlights

	Class A Shares
	Six Months Ended 5/31/2007		Year Ended 11/30				12/19/01(a) to
	(unaudited)		2006	2005	2004	2003	11/30/02
Per Share Operating Performance
Net asset value, beginning of period	$13.56		$12.44	$12.12	$10.29	$9.45	$10.00
Unrealized appreciation on investments							.01
Net asset value on SEC Effective Date							$10.01
Investment operations:
Net investment income(b)	.17		.33	.31	.32	.31	.29
Net realized and unrealized gain (loss)	1.15		1.29	.43	1.74	.79	(.80)
Total from investment operations	1.32		1.62	.74	2.06	1.10	(.51)
Distributions to shareholders from:
Net investment income	(.17)		(.36)	(.35)	(.23)	(.26)	(.05)
Net realized gain	(.42)		(.14)	(.07)	–	–	–
Total distributions	(.59)		(.50)	(.42)	(.23)	(.26)	(.05)
Net asset value, end of period	$14.29		$13.56	$12.44	$12.12	$10.29	$9.45
Total Return(c)							.10	%(d)(e)
Total Return(c)	10.08	%(d)	13.42%	6.27%	20.29%	11.97%	(5.10	)%(d)(f)
Ratios to Average Net Assets:
Expenses, including expense reduction and expenses assumed	.64	%(d)	1.33%	1.33%	1.35%	1.35%	1.29	%(d)
Expenses, excluding expense reductions and including expenses assumed	.64	%(d)	1.33%	1.33%	1.35%	1.35%	1.29	%(d)
Expenses, excluding expense reductions and expenses assumed	.64	%(d)	1.33%	1.34%	1.35%	1.46%	2.25	%(d)
Net investment income	1.24	%(d)	2.60%	2.51%	2.84%	3.24%	2.99	%(d)
Supplemental Data:
Net assets, end of period (000)	$1,340,959		$1,111,167	$944,488	$439,703	$128,030	$21,467
Portfolio turnover rate	11.02	%(d)	43.85%	31.65%	21.81%	28.71%	33.71	%(d)

See Notes to Financial Statements.
19

Financial Highlights (continued)

	Class B Shares
	Six Months Ended 5/31/2007		Year Ended 11/30				12/19/01(a) to
	(unaudited)		2006	2005	2004	2003	11/30/02
Per Share Operating Performance
Net asset value, beginning of period	$13.46		$12.36	$12.03	$10.23	$9.40	$10.00
Unrealized appreciation on investments							.01
Net asset value on SEC Effective Date							$10.01
Investment operations:
Net investment income(b)	.12		.24	.23	.25	.25	.24
Net realized and unrealized gain (loss)	1.15		1.28	.43	1.72	.79	(.81)
Total from investment operations	1.27		1.52	.66	1.97	1.04	(.57)
Distributions to shareholders from:
Net investment income	(.13)		(.28)	(.26)	(.17)	(.21)	(.04)
Net realized gain	(.42)		(.14)	(.07)	-	-	-
Total distributions	(.55)		(.42)	(.33)	(.17)	(.21)	(.04)
Net asset value, end of period	$14.18		$13.46	$12.36	$12.03	$10.23	$9.40
Total Return(c)							.10	%(d)(e)
Total Return(c)	9.73	%(d)	12.62%	5.66%	19.50%	11.35%	(5.69	)%(d)(f)
Ratios to Average Net Assets:
Expenses, including expense reduction and expenses assumed	.96	%(d)	1.98%	1.98%	1.99%	1.99%	1.85	%(d)
Expenses, excluding expense reductions and including expenses assumed	.96	%(d)	1.98%	1.98%	1.99%	1.99%	1.85	%(d)
Expenses, excluding expense reductions and expenses assumed	.96	%(d)	1.98%	1.98%	1.99%	2.10%	2.81	%(d)
Net investment income	.92	%(d)	1.95%	1.86%	2.20%	2.60%	2.43	%(d)
Supplemental Data:
Net assets, end of period (000)	$74,964		$64,045	$58,380	$27,634	$9,398	$2,283
Portfolio turnover rate	11.02	%(d)	43.85%	31.65%	21.81%	28.71%	33.71	%(d)

See Notes to Financial Statements.
20

Financial Highlights (continued)

	Class C Shares
	Six Months Ended 5/31/2007		Year Ended 11/30				12/19/01(a) to
	(unaudited)		2006	2005	2004	2003	11/30/02
Per Share Operating Performance
Net asset value, beginning of period	$13.48		$12.37	$12.05	$10.25	$9.41	$10.00
Unrealized appreciation on investments							.01
Net asset value on SEC Effective Date							$10.01
Investment operations:
Net investment income(b)	.12		.24	.23	.25	.24	.24
Net realized and unrealized gain (loss)	1.15		1.28	.43	1.73	.80	(.79)
Total from investment operations	1.27		1.52	.66	1.98	1.04	(.55)
Distributions to shareholders from:
Net investment income	(.13)		(.27)	(.27)	(.18)	(.20)	(.05)
Net realized gain	(.42)		(.14)	(.07)	-	-	-
Total distributions	(.55)		(.41)	(.34)	(.18)	(.20)	(.05)
Net asset value, end of period	$14.20		$13.48	$12.37	$12.05	$10.25	$9.41
Total Return(c)							.10	%(d)(e)
Total Return(c)	9.71	%(d)	12.68%	5.62%	19.50%	11.27%	(5.54	)%(d)(f)
Ratios to Average Net Assets:
Expenses, including expense reduction and expenses assumed	.96	%(d)	1.98%	1.98%	1.99%	1.99%	1.85	%(d)
Expenses, excluding expense reductions and including expenses assumed	.96	%(d)	1.98%	1.98%	1.99%	1.99%	1.85	%(d)
Expenses, excluding expense reductions and expenses assumed	.96	%(d)	1.98%	1.98%	1.99%	2.10%	2.81	%(d)
Net investment income	.92	%(d)	1.95%	1.86%	2.20%	2.60%	2.43	%(d)
Supplemental Data:
Net assets, end of period (000)	$93,894		$77,477	$77,374	$28,696	$5,902	$2,538
Portfolio turnover rate	11.02	%(d)	43.85%	31.65%	21.81%	28.71%	33.71	%(d)

See Notes to Financial Statements.
21

Financial Highlights (continued)

	Class P Shares
	Six Months Ended 5/31/2007		Year Ended 11/30				12/19/01(a) to
	(unaudited)		2006	2005	2004	2003	11/30/02
Per Share Operating Performance
Net asset value, beginning of period	$13.59		$12.47	$12.15	$10.31	$9.45	$10.00
Unrealized appreciation on investments							.01
Net asset value on SEC Effective Date							$10.01
Investment operations:
Net investment income(b)	.16		.32	.30	.31	.31	.28
Net realized and unrealized gain (loss)	1.16		1.29	.43	1.75	.80	(.80)
Total from investment operations	1.32		1.61	.73	2.06	1.11	(.52)
Distributions to shareholders from:
Net investment income	(.17)		(.35)	(.34)	(.22)	(.25)	(.04)
Net realized gain	(.42)		(.14)	(.07)	–	–	–
Total distributions	(.59)		(.49)	(.41)	(.22)	(.25)	(.04)
Net asset value, end of period	$14.32		$13.59	$12.47	$12.15	$10.31	$9.45
Total Return(c)							.10	%(d)(e)
Total Return(c)	10.01	%(d)	13.31%	6.17%	20.21%	12.03%	(5.20	)%(d)(f)
Ratios to Average Net Assets:
Expenses, including expense reduction and expenses assumed	.69	%(d)	1.43%	1.43%	1.44%	1.44%	1.35	%(d)
Expenses, excluding expense reductions and including expenses assumed	.69	%(d)	1.43%	1.43%	1.44%	1.44%	1.35	%(d)
Expenses, excluding expense reductions and expenses assumed	.69	%(d)	1.43%	1.44%	1.44%	1.55%	2.31	%(d)
Net investment income	1.19	%(d)	2.50%	2.42%	2.75%	3.15%	2.93	%(d)
Supplemental Data:
Net assets, end of period (000)	$2,994		$2,365	$1,337	$286	$1	$1
Portfolio turnover rate	11.02	%(d)	43.85%	31.65%	21.81%	28.71%	33.71	%(d)

See Notes to Financial Statements.
22

Financial Highlights (concluded)

	Class Y Shares
	Six Months Ended 5/31/2007		Year Ended 11/30					12/19/01(a) to
	(unaudited)		2006	2005	2004	2003		11/30/02
Per Share Operating Performance
Net asset value, beginning of period	$13.62		$12.50	$12.18	$10.33	$9.47		$10.00
Unrealized appreciation on investments								.01
Net asset value on SEC Effective Date								$10.01
Investment operations:
Net investment income(b)	.19		.37	.35	.45	.34		.32
Net realized and unrealized gain (loss)	1.17		1.29	.44	1.66	.80		(.80)
Total from investment operations	1.36		1.66	.79	2.11	1.14		(.48)
Distributions to shareholders from:
Net investment income	(.20)		(.40)	(.40)	(.26)	(.28)		(.06)
Net realized gain	(.42)		(.14)	(.07)	–	–		–
Total distributions	(.62)		(.54)	(.47)	(.26)	(.28)		(.06)
Net asset value, end of period	$14.36		$13.62	$12.50	$12.18	$10.33		$9.47
Total Return(c)								.10	%(d)(e)
Total Return(c)	10.29	%(d)	13.75%	6.64%	20.72%	12.47%		(4.83	)%(d)(f)
Ratios to Average Net Assets:
Expenses, including expense reduction and expenses assumed	.47	%(d)	.98%	.99%	1.09%	.99	%†	.93	%(d)
Expenses, excluding expense reductions and including expenses assumed	.47	%(d)	.98%	.99%	1.09%	.99	%†	.93	%(d)
Expenses, excluding expense reductions and expenses assumed	.47	%(d)	.98%	.99%	1.09%	1.10	%†	1.89	%(d)
Net investment income	1.41	%(d)	2.95%	2.89%	3.74%	3.60	%†	3.35	%(d)
Supplemental Data:
Net assets, end of period (000)	$17,934		$10,342	$2,897	$640	$1		$1
Portfolio turnover rate	11.02	%(d)	43.85%	31.65%	21.81%	28.71%		33.71	%(d)

†  The ratios have been determined on a Fund basis.

(a)  Commencement of investment operations was 12/19/2001; SEC effective date and date shares first became available to the public was 12/27/2001.

(b)  Calculated using average shares outstanding during the period.

(c)  Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d)  Not annualized.

(e)  Total return for the period 12/19/2001 through 12/26/2001.

(f)  Total return for the period 12/27/2001 through 11/30/2002.

See Notes to Financial Statements.
23

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Lord Abbett Research Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940 (the "Act") as a diversified open-end management investment company, incorporated under Maryland law on April 6, 1992. The Company currently consists of four separate funds. This report covers one of the funds and its respective classes—Lord Abbett America's Value Fund (the "Fund").

The Fund's investment objective is to seek current income and capital appreciation. The Fund offers five classes of shares: Classes A, B, C, P, and Y, each with different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Classes B, C, P, and Y shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 12 months following certain purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/deal supplied valuations and electronic data processing techniques. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

24

Notes to Financial Statements (unaudited)(continued)

(c)  Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)  Federal Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

(e)  Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis. Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, and P shares bear their class-specific share of all expenses and fees relating to the Fund's 12b-1 Distribution Plan.

(f)  Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund's records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted to reflect current exchange rates. The resultant exchange gains and losses are included in Net realized gain (loss) on investments and foreign currency related transactions on the Fund's Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)  Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)  When-Issued Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by the Fund to purchase securities, with payment and delivery ("settlement") to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction.

3. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary

25

Notes to Financial Statements (unaudited)(continued)

and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

The management fee is based on average daily net assets at the following annual rates:

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

For the six months ended May 31, 2007, the effective management fee paid to Lord Abbett was at an annualized rate of .74% of the Fund's average daily net assets.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

The Fund, along with certain other funds managed by Lord Abbett (the "Underlying Funds") has entered into a Servicing Arrangement with Lord Abbett Income Strategy Fund of Lord Abbett Investment Trust (the "Income Strategy Fund"), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of Income Strategy Fund in proportion to the average daily value of the Underlying Fund shares owned by Income Strategy Fund. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on the Fund's Statement of Operations and Payable to affiliates on the Fund's Statement of Assets and Liabilities.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, B, C, and P shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

Fee*	Class A	Class B	Class C	Class P
Service	.25%	.25%	.25%	.20%
Distribution	.10%	.75%	.75%	.25%

*The Fund may designate a portion of the aggregate fee as attributable to service activities for purpose of calculating NASD sales charge limitations.

Class Y does not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended May 31, 2007:

Distributor Commissions	Dealers' Concessions
$913,068	$4,755,094

Distributor received CDSCs of $831 and $2,398 for Class A and Class C shares, respectively, for the six months ended May 31, 2007.

Two Directors and certain of the Fund's officers have an interest in Lord Abbett.

26

Notes to Financial Statements (unaudited)(continued)

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least quarterly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended May 31, 2007 and the year ended November 30, 2006 were as follows:

	Six Months Ended 5/31/2007 (unaudited)	Year Ended 11/30/2006
Distributions paid from: Ordinary income	$24,148,017	$36,915,035
Net long-term capital gains	31,376,990	6,788,871
Total distributions paid	$55,525,007	$43,703,906

As of May 31, 2007, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost	$1,297,077,605
Gross unrealized gain	243,681,650
Gross unrealized loss	(9,016,098)
Net unrealized security gain	$234,665,552

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to the tax treatment of amortization and other temporary tax adjustments.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2007 are as follows:

Purchases	Sales
$275,356,402	$147,090,446

There were no purchases or sales of U.S. Government securities for the six months ended May 31, 2007.

6. DIRECTORS' REMUNERATION

The Company's officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors' fees are

27

Notes to Financial Statements (unaudited)(continued)

allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Directors' fees on the Statement of Operations and in Directors' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7. EXPENSE REDUCTIONS

The Company has entered into arrangements with the Fund's transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8. LINE OF CREDIT

The Fund, along with certain other funds managed by Lord Abbett, has available a $250,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is at an annual rate of .08%. As of May 31, 2007, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months ended May 31, 2007.

9. CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Company's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund's NAV.

10. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in equity and fixed income securities.

The values of the Fund's equity security holdings and, consequently, the value of an investment in the Fund will fluctuate in response to movements in the stock market in general and to the changing prospects of the individual companies involved. With its emphasis on value stocks, the Fund may perform differently than the market as a whole and other types of stocks, such as growth stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. The Fund may invest a significant portion of its assets in mid-sized companies that may be less able to weather economic shifts or other adverse developments than larger, more established companies. Because the Fund is not limited to investing in equity securities, the Fund may have smaller gains in a rising stock market than a fund investing solely in equity securities. In addition, if the Fund's assessment of a company's value or prospects for market appreciation or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

28

Notes to Financial Statements (unaudited)(continued)

The values of the Fund's fixed income holdings, and consequently, the value of an investment in the Fund will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of these holdings are likely to decline. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high yield bonds (sometimes called "junk bonds") in which the Fund may invest. Some issuers, particularly of high yield bonds, may default as to principal and/or interest payments after the Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.

The Fund may invest up to 20% of its assets in foreign securities, which present increased market, liquidity, currency, political and other risks.

These factors can affect the Fund's performance.

11. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest are as follows:

	Six Months Ended May 31, 2007 (unaudited)		Year Ended November 30, 2006
Class A Shares*	Shares	Amount	Shares	Amount
Shares sold	13,743,747	$188,395,766	16,836,905	$211,128,210
Converted from Class B**	49,258	676,935	80,774	1,006,035
Reinvestment of distributions	3,627,846	48,305,357	3,071,032	38,091,509
Shares reacquired	(5,516,787)	(75,143,318)	(13,933,108)	(174,694,925)
Increase	11,904,064	$162,234,740	6,055,603	$75,530,829
Class B Shares*
Shares sold	685,645	$9,337,621	855,487	$10,654,098
Reinvestment of distributions	185,863	2,457,592	146,558	1,806,383
Shares reacquired	(292,745)	(3,952,706)	(886,412)	(11,000,105)
Converted to Class A**	(49,612)	(676,935)	(81,340)	(1,006,035)
Increase	529,151	$7,165,572	34,293	$454,341
Class C Shares
Shares sold	1,161,079	$15,894,410	961,084	$11,982,082
Reinvestment of distributions	182,115	2,411,889	153,465	1,892,955
Shares reacquired	(478,612)	(6,497,837)	(1,620,075)	(20,168,558)
Increase (decrease)	864,582	$11,808,462	(505,526)	$(6,293,521)
Class P Shares
Shares sold	44,175	$604,111	78,789	$987,312
Reinvestment of distributions	7,825	104,515	4,983	62,047
Shares reacquired	(16,974)	(233,094)	(16,918)	(212,223)
Increase	35,026	$475,532	66,854	$837,136
Class Y Shares
Shares sold	459,871	$6,325,886	524,128	$6,599,724
Reinvestment of distributions	37,380	500,551	18,514	231,225
Shares reacquired	(7,491)	(103,181)	(15,210)	(192,079)
Increase	489,760	$6,723,256	527,432	$6,638,870

  *  Amounts for the year ended November 30, 2006 have been reclassified to conform with current presentation.

  **  Automatic conversion of Class B shares occurs approximately eight years after the initial purchase date.

29

Notes to Financial Statements (unaudited)(concluded)

12. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. The Fund will adopt FIN 48 no later than May 31, 2008 and the impact to the Fund's financial statements, if any, is currently being assessed.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

30

Supplemental Proxy Information (unaudited)

A meeting of the Fund shareholders was held on December 18, 2006. The meeting was held for the purpose of approving the election of the following nine (9) Directors:

•  E. Thayer Bigelow

•  William H.T. Bush

•  Robert B. Calhoun, Jr.

•  Robert S. Dow

•  Daria L. Foster

•  Julie A. Hill

•  Franklin W. Hobbs

•  Thomas J. Neff

•  James L.L. Tullis

The results of the proxy solicitation on the preceding matter were as follows:

Matter	Votes For	Votes Against	Votes Withheld	Abstentions
E. Thayer Bigelow	189,970,639.316	908,136.810	–	–
William H.T. Bush	189,961,212.113	917,564.013	–	–
Robert B. Calhoun, Jr.	190,020,505.602	858,270.524	–	–
Robert S. Dow	190,027,666.373	851,109.753	–	–
Daria L. Foster	190,032,141.997	846,634.129	–	–
Julie A. Hill	190,013,949.154	864,826.972	–	–
Franklin W. Hobbs	190,032,473.330	846,302.796	–	–
Thomas J. Neff	189,985,412.123	893,364.003	–	–
James L.L. Tullis	190,016,577.640	862,198.486	–	–

31

Approval of Advisory Contract

At meetings on December 11 and 12, 2006, the Board, including all of the Directors who are not interested persons, considered whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration. The Board also took into account its familiarity with Lord Abbett gained through its previous meetings and discussions, and the examination of the portfolio management team conducted by members of the Contracts Committee during the year.

The materials received by the Board included, but were not limited to, (1) information provided by Lipper, Inc. regarding the investment performance of the Fund compared to the investment performance of one or more groups of funds with substantially similar investment objectives (the "performance universe") and to the investment performance of an appropriate securities index (if such an index existed), for various time periods each ending September 30, 2006, (2) information on the effective management fee rates and expense ratios for one or more groups of funds with similar objectives and similar size (the "peer expense group"), (3) sales and redemption information for the Fund, (4) information regarding Lord Abbett's financial condition, (5) an analysis of the relative profitability of the management agreement to Lord Abbett, (6) information regarding the distribution arrangements of the Fund, and (7) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett's commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance and Compliance. The Board reviewed the Fund's investment performance versus that of the performance universe of funds, both in terms of total return and in terms of other statistical measures. The Board noted that there were relatively few registered investment companies with the same investment approach as the Fund, so that it was not possible to draw conclusions about the Fund's relative investment performance. The Board observed that the investment performance of the Class A shares of the Fund was in the fifth quintile of a performance universe consisting of equity income funds for the nine-month and one-year periods and in the fourth quintile for the three-year period. The Board also observed that the investment performance was below that of the Lipper Equity Income Index for each of those periods. The Board also noted that because the Fund did not have five or more years of investment operations, it was difficult to draw definitive conclusions regarding its investment performance. The Board further noted that the equity component of the portfolio of the America's Value Fund was managed by the members of Lord Abbett's mid-cap value team in a manner consistent with the investment style of the Mid-Cap Value Fund and that the longer-term performance record of the Mid-Cap Value Fund was stronger than the shorter-term

32

performance, ranking in approximately the eighteenth percentile for the most recent seven years and approximately the twelfth percentile for the ten-year period.

Lord Abbett's Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, they considered the size, experience, and turnover rates of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett's supervision of third party service providers, including the Fund's transfer agent and custodian.

Expenses. The Board considered the expense ratio of the Fund and the expense ratios of the peer expense groups. It also considered the amount and nature of the fees paid by shareholders. The Board noted that there were relatively few registered investment companies with the same investment approach as the Fund, so that it was not possible to draw conclusions about the Fund's relative level of expenses. The Board observed that the contractual and actual management and administrative services fees were approximately eight basis points above the median of the peer group. The Board also observed that the total expense ratio of Class A was approximately sixteen basis points above the median of the peer group, that the total expense ratios of Class B and Class C were approximately six basis points above the median of the peer group, that the total expense ratio of Class P was approximately seventeen basis points above the median of the peer group, and the total expense ratio of Class Y was approximately six basis points above the median of the peer group.

Profitability. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board recognized that Lord Abbett's profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett's profitability had increased in recent years, in part due to an increase in assets under management, but concluded that Lord Abbett's profitability overall and as to the Fund was not excessive.

Economies of Scale. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing advisory fee schedule, with its breakpoints in the level of the advisory fee, adequately addressed any economies of scale in managing the Fund.

33

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Lord Abbett Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Fund, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Fund.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

34

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Record

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.LordAbbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

35

LAAMF-3-0507
(07/07)

Lord Abbett Research Fund, Inc.

Lord Abbett America's Value Fund

This report when not used for the general information
of shareholders of the fund, is to be distributed only if
preceded or accompanied by a current fund prospectus.

Lord Abbett Mutual Fund shares are distributed by

LORD ABBETT DISTRIBUTOR LLC.

Item 2:                Code of Ethics.

Not applicable.

Item 3:               Audit Committee Financial Expert.

Not applicable.

Item 4:               Principal Accountant Fees and Services.

Not applicable.

Item 5:               Audit Committee of Listed Registrants.

Not applicable.

Item 6:               Schedule of Investments.

Not applicable.

Item 7:                                           Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:                                           Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:                                           Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:             Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:             Controls and Procedures.

(a)                              Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)                             There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:         Exhibits.

(a)(1)                Amendments to Code of Ethics – Not applicable.

(a)(2)                Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

(a)(3)                Not applicable.

(b)                             Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT RESEARCH FUND, INC.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: July 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

LORD ABBETT RESEARCH FUND, INC.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: July 25, 2007